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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21781

                     Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Multi-Asset Income Fund

 Schedule of Investments 10/31/2013

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 0.2%

 Energy - 0.1%

 Oil & Gas Drilling - 0.1%

 100,000

 NR/NR

 Vantage Drilling Co., 7.875%, 9/1/42

 $

 116,188

 Total Energy

 $

 116,188

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Biotechnology - 0.1%

 350,000

 NR/NR

 Corsicanto, Ltd., 3.5%, 1/15/32

 $

 241,281

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 241,281

 Diversified Financials - 0.0%†

 Asset Management & Custody Banks - 0.0%†

 15,000

 BBB/NR

 Apollo Investment Corp., 5.75%, 1/15/16

 $

 15,881

 Apollo Investment Corp., 5.75%, 1/15/16

 $

 15,881

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $375,212)

 $

 373,350

 Shares

 PREFERRED STOCKS - 1.4%

 Transportation - 0.0%†

 Air Freight & Logistics - 0.0%†

 49

 CEVA Group Plc *

 $

 44,909

 Total Transportation

 $

 44,909

 Banks - 0.1%

 Regional Banks - 0.1%

 1,000

 6.25

 A-/NR

 CoBank ACB, Floating Rate Note (Perpetual) (144A)

 $

 99,562

 Total Banks

 $

 99,562

 Diversified Financials - 1.0%

 Other Diversified Financial Services - 0.6%

 37,000

 7.12

 BB/B1

 Citigroup, Inc., Floating Rate Note, 12/31/99 (Perpetual)

 $

 958,670

 Investment Banking & Brokerage - 0.4%

 30,000

 7.12

 BB+/Ba3

 Morgan Stanley, Floating Rate Note, 12/31/99 (Perpetual)

 $

 778,500

 Total Diversified Financials

 $

 1,737,170

 Insurance - 0.2%

 Reinsurance - 0.2%

 150,000

 0.00

 NR/NR

 Altair Re, Floating Rate Note, 4/30/16 (Cat Bond) (c)

 $

 156,900

 125,000

 NR/NR

 Pangaea Re, 0.0%, 10/1/15 (Cat Bond) (c) (e)

 131,975

 Total Insurance

 $

 288,875

 Utilities - 0.1%

 Electric Utilities - 0.1%

 10,000

 BB+/Ba1

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 215,200

 Total Utilities

 $

 215,200

 TOTAL PREFERRED STOCKS

 (Cost $2,348,550)

 $

 2,385,716

 COMMON STOCKS - 45.4%

 Energy - 2.6%

 Integrated Oil & Gas - 1.8%

 16,486

 Occidental Petroleum Corp.

 $

 1,583,975

 25,730

 Total SA

 1,579,391

 $

 3,163,366

 Oil & Gas Exploration & Production - 0.8%

 631,600

 CNOOC, Ltd.

 $

 1,283,663

 Total Energy

 $

 4,447,029

 Materials - 1.8%

 Commodity Chemicals - 0.7%

 16,898

 LyondellBasell Industries NV

 $

 1,260,591

 Diversified Chemicals - 0.3%

 11,338

 The Dow Chemical Co.

 $

 447,511

 Diversified Metals & Mining - 0.3%

 7,481

 Rio Tinto, Ltd.

 $

 452,889

 Steel - 0.5%

 60,790

 Vale SA (A.D.R.)

 $

 889,966

 Total Materials

 $

 3,050,957

 Capital Goods - 1.4%

 Heavy Electrical Equipment - 0.3%

 21,331

 ABB, Ltd.

 $

 544,226

 Industrial Conglomerates - 0.8%

 37,713

 Koninklijke Philips NV

 $

 1,331,267

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 2,063,000

 Nam Cheong, Ltd.

 $

 473,554

 Total Capital Goods

 $

 2,349,047

 Commercial Services & Supplies - 0.3%

 Human Resource & Employment Services - 0.3%

 4,148

 Towers Watson & Co.

 $

 476,232

 Total Commercial Services & Supplies

 $

 476,232

 Transportation - 0.0%†

 Air Freight & Logistics - 0.0%†

 22

 CEVA Group Plc *

 $

 20,748

 Total Transportation

 $

 20,748

 Automobiles & Components - 0.7%

 Tires & Rubber - 0.3%

 14,000

 Bridgestone Corp.

 $

 480,256

 Automobile Manufacturers - 0.4%

 8,104

 Daimler AG

 $

 665,395

 Total Automobiles & Components

 $

 1,145,651

 Consumer Durables & Apparel - 0.3%

 Homebuilding - 0.3%

 31,500

 West Holdings Corp.

 $

 539,837

 Total Consumer Durables & Apparel

 $

 539,837

 Consumer Services - 0.5%

 Casinos & Gaming - 0.4%

 21,210

 Grand Korea Leisure Co., Ltd.

 $

 773,364

 Leisure Facilities - 0.1%

 594,270

 Travellers International Hotel Group, Inc. *

 $

 155,117

 Total Consumer Services

 $

 928,481

 Food, Beverage & Tobacco - 3.9%

 Brewers - 0.4%

 11,483

 Molson Coors Brewing Co.

 $

 620,082

 Soft Drinks - 0.7%

 14,794

 PepsiCo, Inc.

 $

 1,244,027

 Packaged Foods & Meats - 1.6%

 20,000

 Green Mountain Coffee Roasters, Inc. *

 $

 1,256,200

 26,662

 Kraft Foods Group, Inc. *

 1,449,880

 $

 2,706,080

 Tobacco - 1.2%

 9,182

 Altria Group, Inc.

 $

 341,846

 35,637

 Lorillard, Inc.

 1,817,843

 $

 2,159,689

 Total Food, Beverage & Tobacco

 $

 6,729,878

 Household & Personal Products - 0.9%

 Household Products - 0.9%

 8,702

 The Clorox Co.

 $

 784,833

 9,349

 The Procter & Gamble Co.

 754,932

 $

 1,539,765

 Total Household & Personal Products

 $

 1,539,765

 Health Care Equipment & Services - 0.3%

 Health Care Equipment - 0.2%

 4,795

 Medtronic, Inc.

 $

 275,233

 Health Care Distributors - 0.1%

 3,959

 Cardinal Health, Inc.

 $

 232,235

 Total Health Care Equipment & Services

 $

 507,468

 Pharmaceuticals, Biotechnology & Life Sciences - 5.3%

 Pharmaceuticals - 5.3%

 39,356

 AstraZeneca Plc

 $

 2,084,268

 25,572

 Merck & Co., Inc.

 1,153,041

 13,838

 Novartis AG

 1,074,580

 88,807

 Pfizer, Inc.

 2,724,599

 1,978

 Roche Holding AG

 547,523

 38,097

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 1,413,018

 $

 8,997,029

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 8,997,029

 Banks - 2.8%

 Diversified Banks - 2.4%

 120,000

 Abu Dhabi Commercial Bank PJSC

 $

 163,181

 1,586,600

 Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT

 127,539

 24,605

 Doha Bank QSC

 371,654

 103,907

 HSBC Holdings Plc

 1,139,921

 19,900

 Sumitomo Mitsui Financial Group, Inc.

 958,607

 40,350

 Swedbank AB

 1,054,347

 2,209

 The Toronto-Dominion Bank

 202,763

 $

 4,018,012

 Regional Banks - 0.4%

 10,267

 The PNC Financial Services Group, Inc.

 $

 754,933

 Total Banks

 $

 4,772,945

 Diversified Financials - 5.8%

 Other Diversified Financial Services - 0.8%

 10,872

 Intercorp Financial Services, Inc.

 $

 363,668

 18,858

 JPMorgan Chase & Co.

 971,941

 $

 1,335,609

 Asset Management & Custody Banks - 4.6%

 186,010

 Ares Capital Corp.

 $

 3,230,994

 187,742

 Golub Capital BDC, Inc.

 3,304,259

 84,272

 TCP Capital Corp.

 1,404,814

 $

 7,940,067

 Investment Banking & Brokerage - 0.4%

 75,000

 Daiwa Securities Group, Inc.

 $

 683,141

 Total Diversified Financials

 $

 9,958,817

 Insurance - 0.4%

 Multi-line Insurance - 0.4%

 3,730

 Allianz SE *

 $

 627,811

 Total Insurance

 $

 627,811

 Real Estate - 0.4%

 Industrial REIT's - 0.4%

 754,387

 Sabana Shari'ah Compliant Industrial Real Estate Investment Trust

 $

 662,329

 Total Real Estate

 $

 662,329

 Software & Services - 3.3%

 IT Consulting & Other Services - 0.8%

 21,764

 Leidos Holdings, Inc.

 $

 1,024,867

 12,436

 Science Applications International Corp. *

 438,369

 $

 1,463,236

 Systems Software - 2.5%

 119,873

 Microsoft Corp.

 $

 4,237,510

 Total Software & Services

 $

 5,700,746

 Technology Hardware & Equipment - 2.9%

 Computer Hardware - 1.7%

 5,709

 Apple, Inc.

 $

 2,982,096

 Computer Storage & Peripherals - 0.2%

 12,500

 EMC Corp.

 $

 300,875

 Electronic Components - 0.4%

 24,700

 Hoya Corp.

 $

 593,466

 Office Electronics - 0.6%

 107,616

 Xerox Corp.

 $

 1,069,703

 Total Technology Hardware & Equipment

 $

 4,946,140

 Semiconductors & Semiconductor Equipment - 1.4%

 Semiconductors - 1.4%

 50,000

 Intel Corp.

 $

 1,221,500

 900

 Samsung Electronics Co., Ltd.

 1,246,509

 $

 2,468,009

 Total Semiconductors & Semiconductor Equipment

 $

 2,468,009

 Telecommunication Services - 8.2%

 Integrated Telecommunication Services - 4.9%

 29,430

 AT&T, Inc.

 $

 1,065,366

 45,300

 Nippon Telegraph & Telephone Corp.

 2,354,139

 111,017

 Orange SA

 1,527,345

 607,401

 Telecom Corp of New Zealand, Ltd.

 1,179,039

 41,427

 Telefonica Czech Republic AS

 676,810

 800,000

 Telekomunikasi Indonesia Persero Tbk PT

 166,423

 30,127

 Verizon Communications, Inc.

 1,521,715

 $

 8,490,837

 Wireless Telecommunication Services - 3.3%

 777,740

 Vodafone Group Plc

 $

 2,866,862

 75,000

 Vodafone Group Plc (A.D.R.)

 2,761,500

 $

 5,628,362

 Total Telecommunication Services

 $

 14,119,199

 Utilities - 2.3%

 Electric Utilities - 1.4%

 25,000

 Entergy Corp.

 $

 1,618,000

 20,000

 FirstEnergy Corp.

 757,400

 $

 2,375,400

 Multi-Utilities - 0.9%

 9,499

 Consolidated Edison, Inc.

 $

 553,032

 38,949

 GDF Suez

 969,103

 $

 1,522,135

 Total Utilities

 $

 3,897,535

 TOTAL COMMON STOCKS

 (Cost $73,298,391)

 $

 77,885,653

 Principal Amount ($)

 ASSET BACKED SECURITIES - 1.2%

 Materials - 0.2%

 Aluminum - 0.1%

 34,871

 B+/B1

 Bayview Financial Mortgage Pass-Through Trust 2007-B, 6.407%, 8/28/47 (Step)

 $

 35,053

 90,459

 7.78

 NR/Caa2

 GE Mortgage Services LLC, Floating Rate Note, 3/25/27

 89,326

 $

 124,379

 Precious Metals & Minerals - 0.0%†

 12,136

 6.50

 BB+/Baa2

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 $

 12,157

 Steel - 0.1%

 3,889

 2.95

 BB+/Caa2

 ABFC 2003-WMC1 Trust, Floating Rate Note, 3/25/33

 $

 3,616

 112,706

 B+/B3

 Accredited Mortgage Loan Trust 2003-3, 5.21%, 1/25/34 (Step)

 107,625

 102,585

 CC/Caa2

 RASC Series 2003-KS5 Trust, 4.46%, 7/25/33 (Step)

 98,142

 $

 209,383

 Total Materials

 $

 345,919

 Banks - 0.8%

 Thrifts & Mortgage Finance - 0.8%

 80,221

 NR/Ba3

 Bear Stearns Asset Backed Securities Trust, 8.41%, 10/25/29 (Step)

 $

 78,964

 100,000

 BB/NR

 CarNow Auto Receivables Trust 2012-1, 6.9%, 11/15/16 (144A)

 102,610

 100,000

 CCC/C

 Citicorp Residential Mortgage Trust Series 2006-2, 5.918%, 9/25/36 (Step)

 91,099

 32,439

 B-/B1

 Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)

 32,359

 205,000

 A+/Baa1

 Countrywide Asset-Backed Certificates, 5.557%, 2/25/36 (Step)

 209,868

 70,570

 5.24

 BB+/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36

 72,501

 5,338

 0.85

 AAA/A1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)

 5,169

 250,000

 5.50

 BBB/Baa1

 Mastr Specialized Loan Trust, Floating Rate Note, 11/25/34 (144A)

 240,870

 200,000

 NR/Ba2

 Nations Equipment Finance Funding I LLC, 5.5%, 5/20/21 (144A)

 193,500

 292,757

 A+/Baa2

 RAMP Series 2004-RZ1 Trust, 4.32%, 3/25/34 (Step)

 288,303

 100,000

 BB/NR

 SNAAC Auto Receivables Trust 2013-1, 4.56%, 4/15/20 (144A)

 99,520

 $

 1,414,763

 Total Banks

 $

 1,414,763

 Diversified Financials - 0.2%

 Asset Management & Custody Banks - 0.2%

 250,000

 NR/NR

 Navitas Equipment Receivables LLC 2013-1, 5.82%, 6/15/19 (144A)

 $

 249,935

 Total Diversified Financials

 $

 249,935

 TOTAL ASSET BACKED SECURITIES

 (Cost $2,017,336)

 $

 2,010,617

 COLLATERALIZED MORTGAGE OBLIGATIONS - 2.8%

 Banks - 2.1%

 Thrifts & Mortgage Finance - 2.1%

 100,000

 NR/NR

 A10 Securitization 2013-1 LLC, 4.7%, 11/15/25 (144A)

 $

 99,491

 100,000

 NR/NR

 A10 Securitization 2013-1 LLC, 6.41%, 11/15/25 (144A)

 99,503

 200,000

 5.34

 BBB/NR

 Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, Floating Rate Note, 2/13/46 (144A)

 178,829

 100,000

 5.21

 NR/Ba1

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 101,195

 767,493

 BB/NR

 Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38

 744,418

 25,466

 5.63

 B+/NR

 CHL Mortgage Pass-Through Trust 2002-32, Floating Rate Note, 1/25/33

 25,659

 50,000

 5.78

 NR/Baa3

 Citigroup Commercial Mortgage Trust 2006-C4, Floating Rate Note, 3/15/49

 51,207

 100,000

 NR/NR

 Extended Stay America Trust 2013-ESH MZ, 7.625%, 12/5/19 (144A)

 105,153

 250,000

 5.17

 BBB-/NR

 GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/45 (144A)

 250,246

 103,560

 CCC/Caa3

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 86,732

 51,994

 CCC/Caa3

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32

 43,301

 100,000

 5.74

 BB+/Ba2

 GS Mortgage Securities Corp. II Commercial Mortgage Pass Through Certificates Series 2004-GG2, Floating Rate Note, 8/10/38

 99,184

 30,000

 5.64

 NR/Baa3

 GS Mortgage Securities Trust 2012-GC6, Floating Rate Note, 1/10/45 (144A)

 29,419

 50,000

 5.93

 BB-/Ba1

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1, Floating Rate Note, 2/15/51

 52,358

 225,000

 6.00

 B-/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51

 212,103

 100,000

 3.92

 BB/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)

 99,458

 124,439

 5.28

 BB/NR

 LB-UBS Commercial Mortgage Trust 2006-C1, Floating Rate Note, 2/15/41

 123,975

 169,724

 2.50

 BB+/Ba1

 MASTR Adjustable Rate Mortgages Trust 2003-6, Floating Rate Note, 12/25/33

 165,861

 49,180

 5.28

 B-/B3

 MASTR Adjustable Rate Mortgages Trust, Floating Rate Note, 1/25/35

 49,486

 74,596

 B-/NR

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 76,561

 113,623

 D/Caa3

 Merrill Lynch Mortgage Investors Trust Series 2006-AF1, 5.75%, 8/25/36

 72,196

 49,589

 5.64

 A+/Baa3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2007-1, Floating Rate Note, 1/25/37

 49,422

 79,947

 1.57

 B-/Ba3

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 71,228

 100,000

 5.30

 BBB/NR

 Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/25/59 (144A)

 100,984

 250,000

 5.58

 BB/NR

 Springleaf Mortgage Loan Trust, Floating Rate Note, 6/25/58 (144A)

 249,762

 25,000

 BB/B1

 Timberstar Trust, 7.53%, 10/15/36 (144A)

 25,605

 84,000

 5.66

 BB-/Ba3

 Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45

 83,504

 25,000

 5.97

 B-/Ba1

 Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46

 25,511

 33,455

 CCC/NR

 Wells Fargo Mortgage Backed Securities 2004-1 Trust, 5.5%, 2/25/34

 33,385

 50,000

 5.47

 NR/Baa3

 WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 50,653

 100,000

 5.34

 NR/A2

 WFRBS Commercial Mortgage Trust 2011-C3, Floating Rate Note, 3/15/44 (144A)

 106,318

 100,000

 4.36

 BBB-/NR

 WFRBS Commercial Mortgage Trust 2013-C12, Floating Rate Note, 3/15/48 (144A)

 87,329

 $

 3,650,036

 Total Banks

 $

 3,650,036

 Diversified Financials - 0.4%

 Other Diversified Financial Services - 0.3%

 12,628

 5.10

 BBB+/NR

 Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35

 $

 12,519

 100,000

 5.44

 NR/A2

 DBUBS 2011-LC2 Mortgage Trust, Floating Rate Note, 7/10/44 (144A)

 108,611

 200,000

 5.17

 NR/NR

 Del Coronado Trust 2013-DEL MZ, Floating Rate Note, 3/15/18 (144A)

 200,840

 50,000

 BB+/NR

 Morgan Stanley Capital I Trust 2007-IQ13, 5.406%, 3/15/44

 54,052

 100,000

 5.91

 B/NR

 Morgan Stanley Capital I Trust 2007-IQ15, Floating Rate Note, 6/11/49

 107,917

 $

 483,939

 Specialized Finance - 0.1%

 180,770

 BB+/Baa2

 Spirit Master Funding LLC, 5.74%, 3/20/25 (144A)

 $

 180,737

 Investment Banking & Brokerage - 0.0%†

 35,960

 6.13

 BBB/NR

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 9/10/47 (144A)

 $

 37,178

 Total Diversified Financials

 $

 701,854

 Real Estate - 0.3%

 Mortgage REIT's - 0.3%

 100,000

 BBB/B1

 Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37

 $

 100,473

 30,134

 B-/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 30,067

 100,000

 5.14

 CCC/B3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 10/15/39 (144A)

 90,186

 100,000

 4.35

 NR/A3

 FREMF 2011-K12 Mortgage Trust, Floating Rate Note, 1/25/46 (144A)

 98,735

 50,000

 4.16

 NR/Baa2

 FREMF 2012-K705 Mortgage Trust, Floating Rate Note, 9/25/44 (144A)

 47,943

 50,000

 3.76

 NR/NR

 FREMF 2012-K708 Mortgage Trust, Floating Rate Note, 2/25/45 (144A)

 46,654

 10,000

 3.82

 NR/NR

 FREMF Mortgage Trust Class C, Floating Rate Note, 6/25/47 (144A)

 9,273

 $

 423,331

 Total Real Estate

 $

 423,331

 Government - 0.0%†

 Government - 0.0%†

 219,323

 NR/NR

 Fannie Mae REMICS, 3.5%, 1/25/29 (d)

 $

 14,881

 146,659

 1.03

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 2/16/53 (d)

 12,180

 146,530

 1.05

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 3/16/53 (d)

 11,732

 52,282

 6.48

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 6/20/38 (d)

 6,467

 194,367

 1.10

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 8/16/52 (d)

 14,168

 146,203

 1.07

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 9/16/52 (d)

 12,552

 $

 71,980

 Total Government

 $

 71,980

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $4,825,463)

 $

 4,847,201

 CORPORATE BONDS - 42.1%

 Energy - 12.8%

 Oil & Gas Drilling - 0.6%

 270,000

 B/B3

 Hercules Offshore, Inc., 8.75%, 7/15/21 (144A)

 $

 297,000

 170,000

 B+/B1

 Parker Drilling Co., 7.5%, 8/1/20 (144A)

 176,800

 185,000

 B+/B1

 Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)

 199,338

 325,000

 B/B3

 Summit Midstream Holdings LLC, 7.5%, 7/1/21 (144A)

 342,062

 $

 1,015,200

 Oil & Gas Equipment & Services - 2.1%

 250,000

 B+/B2

 Basic Energy Services, Inc., 7.75%, 10/15/22

 $

 252,500

 225,000

 BB-/Ba3

 Bristow Group, Inc., 6.25%, 10/15/22

 236,250

 510,000

 B+/B1

 Calfrac Holdings LP, 7.5%, 12/1/20 (144A)

 516,375

 700,000

 B-/B2

 Exterran Partners LP, 6.0%, 4/1/21 (144A)

 696,500

 325,000

 B/Caa1

 Forbes Energy Services, Ltd., 9.0%, 6/15/19

 328,250

 500,000

 BB/Ba3

 Forum Energy Technologies, Inc., 6.25%, 10/1/21 (144A)

 521,250

 220,000

 B-/B3

 Hiland Partners LP, 7.25%, 10/1/20 (144A)

 234,300

 355,000

 BB-/B1

 Key Energy Services, Inc., 6.75%, 3/1/21

 361,212

 400,000

 B/B3

 Seitel, Inc., 9.5%, 4/15/19

 412,500

 $

 3,559,137

 Oil & Gas Exploration & Production - 8.1%

 200,000

 BB-/B1

 Antero Resources Finance Corp., 5.375%, 11/1/21 (144A)

 $

 203,250

 235,000

 BB-/B1

 Antero Resources Finance Corp., 6.0%, 12/1/20

 247,925

 355,000

 B-/B3

 Approach Resources, Inc., 7.0%, 6/15/21

 369,200

 130,000

 CCC+/Caa1

 Athlon Holdings LP, 7.375%, 4/15/21 (144A)

 135,850

 300,000

 CCC+/Caa1

 Aurora USA Oil & Gas, Inc., 7.5%, 4/1/20 (144A)

 309,750

 700,000

 BB-/B1

 Berry Petroleum Co., 6.375%, 9/15/22

 721,000

 385,000

 B-/B3

 Bonanza Creek Energy, Inc., 6.75%, 4/15/21

 408,100

 125,000

 B-/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 136,875

 400,000

 B-/B3

 Comstock Resources, Inc., 7.75%, 4/1/19

 418,000

 300,000

 BB/B1

 Denbury Resources, Inc., 4.625%, 7/15/23

 276,750

 545,000

 B+/B3

 Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21 (144A)

 569,525

 100,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20

 115,500

 312,144

 B/B3

 EPE Holdings LLC, 8.875%, 12/15/17 (144A) (PIK)

 326,971

 50,000

 B-/Caa1

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

 53,625

 275,000

 B-/B3

 Forest Oil Corp., 7.5%, 9/15/20

 272,938

 100,000

 CCC/Caa1

 Goodrich Petroleum Corp., 8.875%, 3/15/19

 105,250

 100,000

 CCC+/B3

 Gulfport Energy Corp., 7.75%, 11/1/20

 106,000

 175,000

 CCC+/Caa1

 Halcon Resources Corp., 8.875%, 5/15/21

 182,219

 220,000

 CCC+/Caa1

 Halcon Resources Corp., 9.25%, 2/15/22 (144A)

 233,200

 315,000

 CCC+/Caa1

 Halcon Resources Corp., 9.75%, 7/15/20

 342,562

 250,000

 B/B3

 Kodiak Oil & Gas Corp., 5.5%, 1/15/21 (144A)

 256,250

 150,000

 B-/Caa1

 Legacy Reserves LP, 6.625%, 12/1/21 (144A)

 143,625

 160,000

 B-/Caa1

 Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)

 160,400

 500,000

 B/B2

 Linn Energy LLC, 7.0%, 11/1/19 (144A)

 498,750

 250,000

 B-/Caa1

 Memorial Production Partners LP, 7.625%, 5/1/21

 253,750

 140,000

 B-/Caa1

 Memorial Production Partners LP, 7.625%, 5/1/21 (144A)

 142,100

 175,000

 B-/Caa1

 Midstates Petroleum Co, Inc., 10.75%, 10/1/20

 189,000

 200,000

 B-/Caa1

 Midstates Petroleum Co, Inc., 9.25%, 6/1/21

 206,000

 400,000

 B-/Caa1

 Northern Oil and Gas, Inc., 8.0%, 6/1/20

 414,000

 250,000

 B/B3

 Oasis Petroleum, Inc., 6.875%, 3/15/22 (144A)

 270,000

 200,000

 B-/B3

 PDC Energy, Inc., 7.75%, 10/15/22

 217,000

 200,000

 B-/Caa1

 Penn Virginia Corp., 7.25%, 4/15/19

 200,500

 485,000

 B-/Caa1

 Penn Virginia Corp., 8.5%, 5/1/20

 514,706

 650,000

 B-/Caa1

 QR Energy LP, 9.25%, 8/1/20

 680,875

 100,000

 B-/B3

 Resolute Energy Corp., 8.5%, 5/1/20

 105,000

 400,000

 B-/B3

 RKI Exploration & Production LLC, 8.5%, 8/1/21 (144A)

 416,000

 745,000

 B+/B2

 Rosetta Resources, Inc., 5.625%, 5/1/21

 752,450

 400,000

 CCC+/B3

 Samson Investment Co., 10.25%, 2/15/20 (144A)

 432,000

 635,000

 CCC+/Caa1

 Sanchez Energy Corp., 7.75%, 6/15/21 (144A)

 647,700

 50,000

 B-/B2

 SandRidge Energy, Inc., 7.5%, 2/15/23

 51,875

 380,000

 B-/B2

 SandRidge Energy, Inc., 7.5%, 3/15/21

 402,800

 220,000

 B-/B2

 SandRidge Energy, Inc., 8.125%, 10/15/22

 234,300

 300,000

 BB-/Ba3

 SM Energy Co., 5.0%, 1/15/24 (144A)

 293,250

 95,000

 B-/B3

 Stone Energy Corp., 7.5%, 11/15/22

 101,412

 395,000

 B+/B3

 Swift Energy Co., 7.875%, 3/1/22

 395,988

 200,000

 CCC+/Caa1

 Talos Production LLC, 9.75%, 2/15/18 (144A)

 202,000

 100,000

 B/B3

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 104,500

 $

 13,820,721

 Oil & Gas Refining & Marketing - 0.2%

 250,000

 BB/Ba3

 Murphy Oil USA, Inc., 6.0%, 8/15/23 (144A)

 $

 253,750

 100,000

 BBB/Baa2

 Valero Energy Corp., 6.625%, 6/15/37

 114,820

 $

 368,570

 Oil & Gas Storage & Transportation - 1.4%

 95,000

 B+/B2

 Atlas Pipeline Partners LP, 4.75%, 11/15/21 (144A)

 $

 89,300

 340,000

 BB/B1

 Crestwood Midstream Partners LP, 6.0%, 12/15/20 (144A)

 347,650

 385,000

 BB/B1

 Crestwood Midstream Partners LP, 6.125%, 3/1/22 (144A)

 393,662

 300,000

 5.85

 BB/Baa3

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 280,500

 255,000

 B/B1

 Genesis Energy LP, 5.75%, 2/15/21

 258,825

 100,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 5.0%, 8/15/42

 94,654

 350,000

 B-/B2

 Penn Virginia Resource Partners LP, 6.5%, 5/15/21 (144A)

 360,500

 290,000

 BB+/Ba3

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 (144A)

 292,900

 215,000

 BB/Ba3

 Targa Resources Partners LP, 4.25%, 11/15/23 (144A)

 201,025

 $

 2,319,016

 Coal & Consumable Fuels - 0.4%

 350,000

 B+/B3

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 301,000

 150,000

 CC/Ca

 Bumi Investment Pte, Ltd., 10.75%, 10/6/17 (144A)

 91,500

 345,000

 BB-/B1

 SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)

 358,800

 $

 751,300

 Total Energy

 $

 21,833,944

 Materials - 3.0%

 Commodity Chemicals - 0.4%

 450,000

 BB-/B1

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 $

 464,625

 150,000

 B-/Caa1

 US Coatings Acquisition, Inc., 7.375%, 5/1/21 (144A)

 159,375

 $

 624,000

 Specialty Chemicals - 0.9%

 150,000

 BB-/B1

 Chemtura Corp., 5.75%, 7/15/21

 $

 151,875

 100,000

 CCC+/NR

 Hexion US Finance Corp., 9.0%, 11/15/20

 95,000

 470,000

 B/B1

 Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)

 455,900

 800,000

 BB-/B2

 Tronox Finance LLC, 6.375%, 8/15/20

 816,000

 $

 1,518,775

 Metal & Glass Containers - 0.1%

 210,000

 BB+/Ba1

 Ball Corp., 4.0%, 11/15/23

 $

 193,462

 Paper Packaging - 0.6%

 200,000

 B-/Caa2

 Exopack Holding Corp., 10.0%, 6/1/18

 $

 216,000

 200,000

 B-/Caa2

 Exopack Holdings SA, 7.875%, 11/1/19 (144A)

 200,000

 100,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

 107,000

 605,000

 BB-/B1

 Sealed Air Corp., 6.875%, 7/15/33 (144A)

 568,700

 $

 1,091,700

 Diversified Metals & Mining - 0.1%

 100,000

 CCC/Caa2

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)

 $

 84,000

 100,000

 D/Ca

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)

 35,000

 50,000

 B/Caa1

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 55,500

 $

 174,500

 Steel - 0.6%

 150,000

 B+/B3

 APERAM, 7.75%, 4/1/18 (144A)

 $

 152,250

 90,000

 B/Caa1

 Atkore International, Inc., 9.875%, 1/1/18

 97,200

 70,000

 BB+/Ba2

 Commercial Metals Co., 7.35%, 8/15/18

 79,800

 300,000

 B-/Caa1

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 298,125

 200,000

 NR/Caa1

 Metinvest BV, 8.75%, 2/14/18 (144A)

 180,500

 100,000

 CCC+/NR

 Ryerson, Inc., 9.0%, 10/15/17

 104,500

 $

 912,375

 Paper Products - 0.3%

 105,000

 BB-/Ba3

 Neenah Paper, Inc., 5.25%, 5/15/21 (144A)

 $

 102,112

 260,000

 BB-/Ba3

 Resolute Forest Products, Inc., 5.875%, 5/15/23 (144A)

 236,600

 200,000

 B-/Caa1

 Unifrax I LLC, 7.5%, 2/15/19 (144A)

 202,000

 $

 540,712

 Total Materials

 $

 5,055,524

 Capital Goods - 3.1%

 Aerospace & Defense - 0.3%

 100,000

 B-/Caa1

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $

 90,000

 270,000

 BB/B1

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 261,225

 50,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

 52,625

 $

 403,850

 Building Products - 0.2%

 100,000

 BB-/NR

 Gibraltar Industries, Inc., 6.25%, 2/1/21

 $

 103,500

 100,000

 BBB-/Ba3

 Masco Corp., 7.125%, 3/15/20

 114,000

 220,000

 BB-/B2

 USG Corp., 5.875%, 11/1/21 (144A)

 224,400

 $

 441,900

 Electrical Components & Equipment - 0.2%

 285,000

 B+/B2

 General Cable Corp., 5.75%, 10/1/22 (144A)

 $

 283,575

 Industrial Conglomerates - 0.2%

 225,000

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 238,500

 100,000

 B-/B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 110,250

 $

 348,750

 Construction & Farm Machinery & Heavy Trucks - 0.8%

 350,000

 B/B2

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 $

 353,500

 100,000

 A/A3

 Cummins, Inc., 5.65%, 3/1/98

 97,155

 375,000

 CCC-/B3

 Navistar International Corp., 8.25%, 11/1/21

 382,969

 500,000

 B+/B1

 Titan International, Inc., 6.875%, 10/1/20 (144A)

 512,500

 $

 1,346,124

 Industrial Machinery - 1.0%

 250,000

 B-/B3

 BC Mountain LLC, 7.0%, 2/1/21 (144A)

 $

 253,125

 185,000

 BB-/B1

 Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)

 189,625

 340,000

 B/B3

 Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)

 252,450

 100,000

 B/B2

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

 108,750

 245,000

 B-/Caa1

 Gardner Denver, Inc., 6.875%, 8/15/21 (144A)

 249,288

 100,000

 B/B1

 Mcron Finance Sub LLC, 8.375%, 5/15/19 (144A)

 110,750

 500,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

 522,500

 $

 1,686,488

 Trading Companies & Distributors - 0.4%

 100,000

 BB+/NR

 Aviation Capital Group Corp., 4.625%, 1/31/18 (144A)

 $

 101,975

 410,000

 B/B2

 Avis Budget Car Rental LLC, 5.5%, 4/1/23

 401,800

 150,000

 B+/B3

 H&E Equipment Services, Inc., 7.0%, 9/1/22

 163,500

 100,000

 B-/B3

 TRAC Intermodal LLC, 11.0%, 8/15/19

 113,750

 $

 781,025

 Total Capital Goods

 $

 5,291,712

 Commercial Services & Supplies - 0.8%

 Commercial Printing - 0.1%

 160,000

 CCC+/Caa1

 Mustang Merger Corp., 8.5%, 8/15/21 (144A)

 $

 164,400

 Environmental & Facilities Services - 0.4%

 100,000

 B-/Caa2

 Liberty Tire Recycling LLC, 11.0%, 10/1/16 (144A)

 $

 102,000

 500,000

 B/B3

 Safway Group Holding LLC, 7.0%, 5/15/18 (144A)

 517,500

 $

 619,500

 Diversified Support Services - 0.3%

 300,000

 BB-/Ba1

 Iron Mountain, Inc., 6.0%, 8/15/23

 $

 305,250

 200,000

 B+/B3

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 206,000

 155,000

 B-/B3

 TMS International Corp., 7.625%, 10/15/21 (144A)

 161,975

 $

 673,225

 Total Commercial Services & Supplies

 $

 1,457,125

 Transportation - 0.8%

 Air Freight & Logistics - 0.1%

 125,000

 B-/NR

 Syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)

 $

 135,938

 Airlines - 0.1%

 100,000

 B-/NR

 Gol Finance, 9.25%, 7/20/20 (144A)

 $

 89,250

 150,000

 BB-/B1

 US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21

 143,625

 $

 232,875

 Trucking - 0.5%

 160,000

 B-/NR

 Jack Cooper Holdings Corp., 9.25%, 6/1/20

 $

 171,200

 600,000

 B-/B2

 Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)

 642,000

 $

 813,200

 Airport Services - 0.1%

 156,640

 CCC+/B3

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $

 155,074

 Total Transportation

 $

 1,337,087

 Automobiles & Components - 1.0%

 Auto Parts & Equipment - 1.0%

 300,000

 BB/B2

 Dana Holding Corp., 6.0%, 9/15/23

 $

 307,500

 100,000

 BB-/Ba3

 LKQ Corp., 4.75%, 5/15/23 (144A)

 95,250

 390,000

 B-/B3

 Meritor, Inc., 6.75%, 6/15/21

 393,900

 200,000

 B/B3

 Pittsburgh Glass Works LLC, 8.0%, 11/15/18 (144A)

 204,000

 325,000

 B/B3

 Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)

 340,242

 200,000

 B/B1

 Schaeffler Holding Finance BV, 6.875%, 8/15/18 (144A) (PIK)

 213,000

 170,000

 B+/B2

 Stackpole International Intermediate Co SA, 7.75%, 10/15/21 (144A)

 176,800

 $

 1,730,692

 Total Automobiles & Components

 $

 1,730,692

 Consumer Durables & Apparel - 1.4%

 Home Furnishings - 0.3%

 200,000

 B/B2

 SIWF Merger Sub, Inc., 6.25%, 6/1/21 (144A)

 $

 201,000

 325,000

 B+/B3

 Tempur Sealy International, Inc., 6.875%, 12/15/20

 346,938

 $

 547,938

 Homebuilding - 1.0%

 150,000

 CCC/Caa2

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $

 160,125

 250,000

 BB-/B2

 Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (144A)

 248,125

 300,000

 BB/Ba2

 DR Horton, Inc., 5.75%, 8/15/23

 311,250

 50,000

 B/B2

 KB Home, 8.0%, 3/15/20

 55,000

 135,000

 BB-/Ba3

 Lennar Corp., 4.75%, 11/15/22

 127,912

 170,000

 B+/B1

 Meritage Homes Corp., 7.0%, 4/1/22

 180,200

 405,000

 B+/B2

 Standard Pacific Corp., 6.25%, 12/15/21

 417,150

 205,000

 BB-/B1

 The Ryland Group, Inc., 5.375%, 10/1/22

 198,850

 $

 1,698,612

 Apparel, Accessories & Luxury Goods - 0.1%

 135,000

 BB+/Ba2

 The William Carter Co., 5.25%, 8/15/21 (144A)

 $

 137,025

 Total Consumer Durables & Apparel

 $

 2,383,575

 Consumer Services - 1.2%

 Casinos & Gaming - 0.3%

 100,000

 B+/B3

 MGM Resorts International, 6.75%, 10/1/20

 $

 109,000

 240,000

 B+/B2

 PNK Finance Corp., 6.375%, 8/1/21 (144A)

 252,000

 100,000

 BB/B1

 Seneca Gaming Corp., 8.25%, 12/1/18 (144A)

 107,625

 60,000

 BBB-/NR

 Wynn Las Vegas LLC, 4.25%, 5/30/23 (144A)

 57,000

 $

 525,625

 Hotels, Resorts & Cruise Lines - 0.5%

 710,000

 B-/B3

 MISA Investments, Ltd., 8.625%, 8/15/18 (144A) (PIK)

 $

 734,850

 50,000

 B+/B3

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 56,000

 $

 790,850

 Education Services - 0.0%†

 100,000

 CCC/Caa1

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 95,250

 Specialized Consumer Services - 0.4%

 300,000

 BB-/Ba3

 Outerwall, Inc., 6.0%, 3/15/19 (144A)

 $

 292,875

 325,000

 B-/B3

 StoneMor Partners LP, 7.875%, 6/1/21 (144A)

 337,188

 $

 630,063

 Total Consumer Services

 $

 2,041,788

 Media - 1.5%

 Broadcasting - 0.4%

 165,000

 BB-/B1

 CCO Holdings LLC, 5.75%, 1/15/24

 $

 156,338

 100,000

 CCC+/Caa2

 Intelsat Luxembourg SA, 7.75%, 6/1/21 (144A)

 105,500

 265,000

 B/B1

 Sinclair Television Group, Inc., 6.375%, 11/1/21 (144A)

 272,950

 100,000

 B+/B2

 Univision Communications, Inc., 6.875%, 5/15/19 (144A)

 107,750

 $

 642,538

 Cable & Satellite - 0.3%

 350,000

 BB/B1

 Sirius XM Radio, Inc., 4.625%, 5/15/23 (144A)

 $

 321,125

 310,000

 BB/B1

 Sirius XM Radio, Inc., 5.75%, 8/1/21 (144A)

 316,200

 $

 637,325

 Movies & Entertainment - 0.5%

 135,000

 B/Ba3

 DreamWorks Animation SKG, Inc., 6.875%, 8/15/20 (144A)

 $

 143,606

 370,000

 B+/B3

 Live Nation Entertainment, Inc., 7.0%, 9/1/20 (144A)

 393,125

 315,000

 B-/B3

 Regal Entertainment Group, 5.75%, 2/1/25

 300,038

 $

 836,769

 Publishing - 0.3%

 505,000

 BB/Ba1

 Gannett Co, Inc., 6.375%, 10/15/23 (144A)

 $

 532,775

 Total Media

 $

 2,649,407

 Retailing - 1.6%

 Department Stores - 0.1%

 225,000

 CCC+/Caa2

 The Neiman Marcus Group, Inc., 8.0%, 10/15/21 (144A)

 $

 230,344

 Apparel Retail - 0.2%

 300,000

 B/B3

 Brown Shoe Co., Inc., 7.125%, 5/15/19

 $

 318,375

 Computer & Electronics Retail - 0.3%

 535,000

 BB-/Ba3

 Rent-A-Center, Inc., 4.75%, 5/1/21 (144A)

 $

 501,562

 Specialty Stores - 0.9%

 340,000

 CCC+/Caa1

 Michaels FinCo Holdings LLC, 7.5%, 8/1/18 (144A) (PIK)

 $

 351,050

 275,000

 CCC+/Caa2

 PC Nextco Holdings LLC, 8.75%, 8/15/19 (144A) (PIK)

 283,938

 460,000

 CCC+/Caa1

 Petco Holdings, Inc., 8.5%, 10/15/17 (144A) (PIK)

 469,200

 250,000

 B/B3

 Radio Systems Corp., 8.375%, 11/1/19 (144A)

 276,250

 135,000

 BB+/Ba2

 Sally Holdings LLC, 5.5%, 11/1/23

 136,350

 $

 1,516,788

 Automotive Retail - 0.1%

 105,000

 BB-/Ba3

 CST Brands, Inc., 5.0%, 5/1/23 (144A)

 $

 101,588

 Total Retailing

 $

 2,668,657

 Food & Staples Retailing - 0.1%

 Food Distributors - 0.1%

 235,000

 B/B3

 KeHE Distributors LLC, 7.625%, 8/15/21 (144A)

 $

 243,225

 Total Food & Staples Retailing

 $

 243,225

 Food, Beverage & Tobacco - 1.5%

 Agricultural Products - 0.2%

 270,000

 B/B2

 Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)

 $

 263,250

 200,000

 B/NR

 Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)

 183,500

 $

 446,750

 Packaged Foods & Meats - 1.0%

 375,000

 B/B1

 Chiquita Brands International, Inc., 7.875%, 2/1/21 (144A)

 $

 406,875

 200,000

 CCC+/Caa1

 Dole Food Co, Inc., 7.25%, 5/1/19 (144A)

 201,250

 125,000

 B/B3

 FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)

 135,312

 325,000

 NR/NR

 JBS Investments GmbH, 7.75%, 10/28/20 (144A)

 335,156

 200,000

 B/B2

 Marfrig Holding Europe BV, 9.875%, 7/24/17 (144A)

 199,750

 80,000

 BB-/B2

 Sun Merger Sub, Inc., 5.25%, 8/1/18 (144A)

 83,600

 80,000

 BB-/B2

 Sun Merger Sub, Inc., 5.875%, 8/1/21 (144A)

 83,600

 200,000

 B+/B2

 Wells Enterprises, Inc., 6.75%, 2/1/20 (144A)

 205,500

 $

 1,651,043

 Tobacco - 0.3%

 575,000

 B-/Caa1

 Alliance One International, Inc., 9.875%, 7/15/21 (144A)

 $

 552,000

 Total Food, Beverage & Tobacco

 $

 2,649,793

 Household & Personal Products - 0.5%

 Personal Products - 0.5%

 200,000

 BBB-/Baa2

 Avon Products, Inc., 5.0%, 3/15/23

 $

 204,592

 280,256

 CCC+/Caa1

 Monitronics International, Inc., 9.125%, 4/1/20

 297,071

 185,000

 NR/Caa1

 Monitronics International, Inc., 9.125%, 4/1/20 (144A)

 196,100

 150,000

 B/B2

 Revlon Consumer Products Corp., 5.75%, 2/15/21 (144A)

 148,125

 $

 845,888

 Total Household & Personal Products

 $

 845,888

 Health Care Equipment & Services - 2.1%

 Health Care Equipment - 0.2%

 125,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $

 118,750

 250,000

 B+/B1

 Accellent, Inc., 8.375%, 2/1/17

 262,188

 $

 380,938

 Health Care Services - 0.2%

 100,000

 CCC+/B3

 ExamWorks Group, Inc., 9.0%, 7/15/19

 $

 108,375

 100,000

 CCC+/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 103,750

 80,000

 CCC+/Caa1

 Truven Health Analytics, Inc., 10.625%, 6/1/20

 90,700

 $

 302,825

 Health Care Facilities - 1.7%

 300,000

 BB/Ba3

 Aviv Healthcare Properties LP, 6.0%, 10/15/21 (144A)

 $

 307,500

 100,000

 BB/Ba3

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 107,875

 100,000

 B/B3

 Capella Healthcare, Inc., 9.25%, 7/1/17

 107,375

 700,000

 B/B3

 CHS, 7.125%, 7/15/20

 736,750

 565,000

 B/B3

 CHS, 8.0%, 11/15/19

 612,319

 300,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 322,500

 650,000

 B+/B3

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 682,500

 $

 2,876,819

 Health Care Technology - 0.0%†

 100,000

 B-/B3

 MedAssets, Inc., 8.0%, 11/15/18

 $

 108,250

 Total Health Care Equipment & Services

 $

 3,668,832

 Pharmaceuticals, Biotechnology & Life Sciences - 0.4%

 Biotechnology - 0.2%

 250,000

 B/Caa2

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 225,000

 40,000

 BBB/Baa3

 Warner Chilcott Co. LLC, 7.75%, 9/15/18

 43,600

 $

 268,600

 Pharmaceuticals - 0.2%

 100,000

 B-/Caa1

 Par Pharmaceutical Companies, Inc., 7.375%, 10/15/20

 $

 104,000

 300,000

 B/B1

 Valeant Pharmaceuticals International, 6.375%, 10/15/20 (144A)

 320,250

 $

 424,250

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 692,850

 Banks - 0.5%

 Diversified Banks - 0.1%

 250,000

 BB-/Ba3

 CorpGroup Banking SA, 6.75%, 3/15/23 (144A)

 $

 222,500

 Regional Banks - 0.2%

 300,000

 4.85

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 $

 273,750

 Thrifts & Mortgage Finance - 0.2%

 400,000

 B+/Ba3

 Provident Funding Associates LP, 6.75%, 6/15/21 (144A)

 $

 409,000

 Total Banks

 $

 905,250

 Diversified Financials - 1.7%

 Other Diversified Financial Services - 0.2%

 100,000

 7.12

 AA-/Baa1

 General Electric Capital Corp., Floating Rate Note (Perpetual)

 $

 111,500

 300,000

 5.65

 BB/Ba1

 ING US, Inc., Floating Rate Note, 5/15/53

 285,490

 $

 396,990

 Specialized Finance - 0.9%

 100,000

 BBB-/NR

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 $

 104,234

 355,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 346,569

 355,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 348,788

 100,000

 B+/B2

 Nationstar Mortgage LLC, 6.5%, 8/1/18

 103,500

 450,000

 B/B1

 Oxford Finance LLC, 7.25%, 1/15/18 (144A)

 475,875

 $

 1,378,966

 Consumer Finance - 0.3%

 200,000

 B+/B1

 Jefferies Finance LLC, 7.375%, 4/1/20 (144A)

 $

 205,500

 205,000

 B+/B3

 TMX Finance LLC, 8.5%, 9/15/18 (144A)

 217,812

 $

 423,312

 Asset Management & Custody Banks - 0.3%

 200,000

 BBB/NR

 Prospect Capital Corp., 5.875%, 3/15/23

 $

 192,763

 400,000

 4.50

 BBB/Baa1

 The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)

 365,000

 $

 557,763

 Total Diversified Financials

 $

 2,757,031

 Insurance - 2.3%

 Insurance Brokers - 0.1%

 200,000

 CCC+/Caa2

 Onex USI Acquisition Corp., 7.75%, 1/15/21 (144A)

 $

 204,000

 Multi-line Insurance - 0.1%

 100,000

 BBB-/Baa3

 Genworth Holdings, Inc., 7.2%, 2/15/21

 $

 117,838

 Property & Casualty Insurance - 0.2%

 300,000

 6.80

 BBB/Baa3

 QBE Capital Funding II LP, Floating Rate Note (Perpetual) (144A)

 $

 303,000

 Reinsurance - 1.9%

 250,000

 4.37

 BB+/NR

 Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)

 $

 253,375

 250,000

 0.00

 BB-/NR

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 253,075

 250,000

 0.00

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 262,000

 250,000

 0.00

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/4/14 (Cat Bond) (144A)

 255,025

 250,000

 7.40

 NR/NR

 Galileo Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 250,000

 250,000

 8.61

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 260,000

 250,000

 11.84

 B-/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)

 255,775

 250,000

 0.00

 NR/NR

 Mythen Re, Ltd. Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)

 259,450

 250,000

 0.00

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 257,025

 250,000

 0.00

 BB+/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 257,850

 250,000

 0.00

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 261,850

 250,000

 0.00

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 276,550

 250,000

 0.00

 BB/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 250,800

 $

 3,352,775

 Total Insurance

 $

 3,977,613

 Real Estate - 0.5%

 Diversified REIT's - 0.2%

 400,000

 B/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $

 416,000

 Real Estate Development - 0.3%

 500,000

 B/Ba3

 The Howard Hughes Corp., 6.875%, 10/1/21 (144A)

 $

 517,500

 Total Real Estate

 $

 933,500

 Software & Services - 1.2%

 Internet Software & Services - 0.7%

 250,000

 B+/Ba3

 EarthLink, Inc., 7.375%, 6/1/20

 $

 248,125

 515,000

 BB/Ba3

 Equinix, Inc., 5.375%, 4/1/23

 511,138

 325,000

 BB/B1

 j2 Global, Inc., 8.0%, 8/1/20

 349,375

 $

 1,108,638

 Data Processing & Outsourced Services - 0.2%

 200,000

 CCC+/Caa2

 First Data Corp., 11.75%, 8/15/21 (144A)

 $

 203,500

 125,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 133,125

 $

 336,625

 Application Software - 0.2%

 315,000

 BB-/B2

 ACI Worldwide, Inc., 6.375%, 8/15/20 (144A)

 $

 329,175

 Home Entertainment Software - 0.1%

 220,000

 BB+/Ba2

 Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)

 $

 229,900

 Total Software & Services

 $

 2,004,338

 Technology Hardware & Equipment - 0.4%

 Communications Equipment - 0.3%

 390,000

 BB+/Ba3

 Brocade Communications Systems, Inc., 4.625%, 1/15/23 (144A)

 $

 364,650

 105,000

 CCC+/B3

 CPI International, Inc., 8.0%, 2/15/18

 108,675

 $

 473,325

 Electronic Equipment Manufacturers - 0.1%

 125,000

 BB-/B1

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 133,125

 Total Technology Hardware & Equipment

 $

 606,450

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.1%

 150,000

 BB/B2

 Amkor Technology, Inc., 6.375%, 10/1/22

 $

 147,750

 Semiconductors - 0.0%†

 100,000

 B/B2

 Advanced Micro Devices, Inc., 7.5%, 8/15/22

 $

 97,000

 Total Semiconductors & Semiconductor Equipment

 $

 244,750

 Telecommunication Services - 2.5%

 Integrated Telecommunication Services - 2.0%

 200,000

 BB/Ba2

 CenturyLink, Inc., 5.8%, 3/15/22

 $

 198,000

 700,000

 BB/Ba2

 CenturyLink, Inc., 6.45%, 6/15/21

 728,000

 277,000

 CCC+/Caa1

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 293,620

 200,000

 BB-/Ba2

 Frontier Communications Corp., 7.125%, 1/15/23

 207,500

 100,000

 BB-/Ba2

 Frontier Communications Corp., 7.625%, 4/15/24

 105,500

 317,000

 BB-/Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 362,172

 160,000

 BB-/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 182,800

 300,000

 B+/B3

 GCI, Inc., 8.625%, 11/15/19

 318,750

 260,000

 B/B1

 Windstream Corp., 6.375%, 8/1/23

 252,200

 120,000

 B/B1

 Windstream Corp., 7.5%, 6/1/22

 125,700

 590,000

 B/B1

 Windstream Corp., 7.75%, 10/1/21 (144A)

 629,825

 $

 3,404,067

 Wireless Telecommunication Services - 0.5%

 100,000

 BB/Ba3

 MetroPCS Wireless, Inc., 6.625%, 11/15/20

 $

 105,750

 200,000

 BB-/B1

 Sprint Corp., 7.25%, 9/15/21 (144A)

 215,500

 335,000

 BB/Ba3

 T-Mobile USA, Inc., 6.836%, 4/28/23

 354,262

 100,000

 NR/NR

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

 96,662

 100,000

 NR/NR

 WCP ISSUER LLC, 6.657%, 8/15/20 (144A)

 102,355

 $

 874,529

 Total Telecommunication Services

 $

 4,278,596

 Utilities - 1.0%

 Gas Utilities - 0.5%

 100,000

 NR/Ba2

 AmeriGas Finance LLC, 7.0%, 5/20/22

 $

 108,000

 350,000

 B/B2

 Ferrellgas LP, 6.5%, 5/1/21

 354,375

 105,000

 B/B2

 Ferrellgas LP, 6.75%, 1/15/22 (144A)

 107,100

 200,000

 B-/B2

 Star Gas Partners LP, 8.875%, 12/1/17

 210,000

 $

 779,475

 Independent Power Producers & Energy Traders - 0.5%

 175,000

 BB-/Ba3

 AES Corp. Virginia, 4.875%, 5/15/23

 $

 167,562

 165,000

 NR/B1

 Calpine Corp., 5.875%, 1/15/24 (144A)

 165,412

 185,000

 BB-/B1

 Calpine Corp., 6.0%, 1/15/22 (144A)

 191,938

 270,000

 BB-/B1

 NRG Energy, Inc., 6.625%, 3/15/23

 279,112

 75,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 1/15/18

 85,125

 $

 889,149

 Total Utilities

 $

 1,668,624

 TOTAL CORPORATE BONDS

 (Cost $70,774,810)

 $

 71,926,251

 FOREIGN GOVERNMENT BONDS - 0.3%

 IDR

 7,224,000,000

 NR/Baa3

 Indonesia Treasury Bond, 6.125%, 5/15/28

 $

 542,955

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $513,390)

 $

 542,955

 SENIOR FLOATING RATE LOAN INTERESTS - 0.9%**

 Energy - 0.1%

 Oil & Gas Exploration & Production - 0.1%

 110,000

 0.00

 B-/B2

 Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20

 $

 112,143

 Total Energy

 $

 112,143

 Capital Goods - 0.1%

 Electrical Components & Equipment - 0.1%

 98,750

 0.00

 NR/NR

 Pelican Products, Inc., Term Loan (First Lien), 8/15/18

 $

 99,120

 Total Capital Goods

 $

 99,120

 Commercial Services & Supplies - 0.0%†

 Security & Alarm Services - 0.0%†

 59,103

 0.00

 B/Ba3

 Monitronics International, Inc., Term B Loan, 3/23/18

 $

 59,669

 Total Commercial Services & Supplies

 $

 59,669

 Automobiles & Components - 0.1%

 Auto Parts & Equipment - 0.1%

 124,063

 0.00

 B+/B1

 Metaldyne Corp., USD Term Loan, 12/19/18

 $

 125,045

 Total Automobiles & Components

 $

 125,045

 Consumer Durables & Apparel - 0.1%

 Leisure Products - 0.0%†

 113,143

 0.00

 B+/B1

 Bombardier Recreational Products, Inc., Term B Loan, 7/17/19

 $

 113,709

 Apparel, Accessories & Luxury Goods - 0.1%

 148,875

 0.00

 B/B2

 Renfro Corp., Tranche B Term Loan, 1/23/19

 $

 148,689

 Total Consumer Durables & Apparel

 $

 262,398

 Media - 0.1%

 Broadcasting - 0.1%

 148,875

 0.00

 B/B1

 NEP Broadcasting LLC, Refinanced New Term Loan (First Lien), 1/3/20

 $

 149,917

 59,659

 0.00

 B+/B2

 Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan, 2/22/20

 59,948

 $

 209,865

 Total Media

 $

 209,865

 Food, Beverage & Tobacco - 0.1%

 Packaged Foods & Meats - 0.1%

 200,000

 0.00

 B-/NR

 Hostess Brands, Inc., Term B Loan, 2/25/20

 $

 206,000

 Total Food, Beverage & Tobacco

 $

 206,000

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 149,250

 0.00

 B/B1

 Ocwen Financial Corp., Initial Term Loan, 1/15/18

 $

 151,097

 Total Banks

 $

 151,097

 Software & Services - 0.1%

 Application Software - 0.1%

 98,244

 0.00

 B+/B1

 Vertafore, Inc., Term Loan (2013), 10/20/19

 $

 98,756

 Total Software & Services

 $

 98,756

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

 122,255

 0.00

 BB/Ba3

 West Corp., Term B-8 Loan, 6/30/18

 $

 122,819

 Total Telecommunication Services

 $

 122,819

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $1,421,292)

 $

 1,446,912

 Shares

 MUTUAL FUNDS - 1.6%

 Diversified Financials - 1.6%

 Other Diversified Financial Services - 0.4%

 10,000

 iShares MSCI South Korea Capped ETF

 $

 639,100

 Asset Management & Custody Banks - 1.2%

 123,600

 BlackRock MuniVest Fund, Inc. (144A)

 $

 1,174,200

 68,000

 BlackRock MuniYield Fund, Inc. (144A)

 945,200

 $

 2,119,400

 Total Diversified Financials

 $

 2,758,500

 TOTAL MUTUAL FUNDS

 (Cost $2,650,547)

 $

 2,758,500

 TOTAL INVESTMENT IN SECURITIES - 95.9%

 (Cost $158,224,991) (a)

 $

 164,177,155

 OTHER ASSETS & LIABILITIES - 4.1%

 $

 7,011,376

 TOTAL NET ASSETS - 100.0%

 $

 171,188,531

 PUT OPTION — 0.1%

 (130)

 Green Mountain Coffee Roasters, Inc.

 $

 (166,725)

 TOTAL PURCHASED OPTION

 (Cost $(87,033))

 $

 (166,725)

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At October 31, 2013, the value of these securities amounted to $45,361,809 or 26.5% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 IDR

 Indonesian Rupiah

 (a)

 At October 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $158,351,500 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 7,798,260

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (1,972,605)

 Net unrealized gain

 $

 5,825,655

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at period end

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 See Notes To Financial Statements - Note 1A.

 (d)

 Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

 (e)

 Security issued with a zero coupon.  Income is earned through accrection of discount.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

  $                            -

  $        373,350

  $              -

  $        373,350

 Preferred Stocks

                  1,952,370

            144,471

      288,875

         2,385,716

 Common Stocks

                48,147,680

       29,737,973

                  -

       77,885,653

 Asset Backed Securities

                                -

         2,010,617

                  -

         2,010,617

 Collateralized Mortgage Obligations

                                -

         4,847,201

                  -

         4,847,201

 Corporate Bonds

                                -

       71,926,251

                  -

       71,926,251

 Foreign Government Bonds

                                -

            542,955

                  -

            542,955

 Senior Floating Rate Loan Interests

                                -

         1,446,912

                  -

         1,446,912

 Mutual Funds

                  2,758,500

                        -

                  -

         2,758,500

 Total

  $            52,858,550

  $ 111,029,730

  $  288,875

  $ 164,177,155

 Other Financial Instruments:

 Put Option

  $               (166,725)

  $                  -

  $            -

  $      (166,725)

 Unrealized appreciation on forward foreign currency settlement hedge contracts

                                -

              18,588

                  -

              18,588

 Unrealized depreciation on futures contracts

                     (28,920)

                        -

                  -

            (28,920)

 Total Other Financial Instruments

  $               (195,645)

  $          18,588

  $            -

  $      (177,057)

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Preferred

 Stocks

 Balance as of 7/31/13

  $                 282,556

 Realized gain (loss)

                                -

 Change in unrealized appreciation (depreciation)

                         6,319

 Purchases*

                                -

 Sales

                                -

 Transfers in to Level 3**

                                -

 Transfers out of Level 3**

                                -

 Balance as of 10/31/13

  $                 288,875

 *

 A portion of the total purchases includes payment-in-kind transactions.

 **

 Transfers are calculated on the beginning of period values.  During the six months ended October 31, 2013, there were no transters between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 10/31/13

  $                     6,319

 Pioneer Government Income Fund

 Schedule of Investments 10/31/13

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 ASSET BACKED SECURITIES - 6.0%

 2,000,000

 0.99

 AAA/Aaa

 SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)

 $

 2,000,100

 356,328

 AAA/Aaa

 Small Business Administration Participation Certificates, 4.2%, 9/1/29

 381,424

 784,670

 AAA/Aaa

 Small Business Administration Participation Certificates, 4.625%, 2/1/25

 839,856

 985,247

 AAA/Aaa

 Small Business Administration Participation Certificates, 4.84%, 5/1/25

 1,056,892

 828,535

 AAA/Aaa

 Small Business Administration Participation Certificates, 5.37%, 4/1/28

 910,292

 550,081

 AAA/Aaa

 Small Business Administration Participation Certificates, 5.63%, 10/1/28

 615,206

 194,213

 AAA/Aaa

 Small Business Administration Participation Certificates, 5.72%, 1/1/29

 215,767

 1,019,376

 AAA/Aaa

 Small Business Administration Participation Certificates, 6.02%, 8/1/28

 1,159,499

 592,403

 AAA/Aaa

 Small Business Administration Participation Certificates, 6.22%, 12/1/28

 672,628

 TOTAL ASSET BACKED SECURITIES

 (Cost $7,361,464)

 $

 7,851,664

 COLLATERALIZED MORTGAGE OBLIGATIONS - 15.6%

 1,240,770

 3.41

 AAA/Aaa

 Fannie Mae Grantor Trust 2004-T2, Floating Rate Note, 7/25/43

 $

 1,290,827

 150,000

 AAA/Aaa

 Fannie Mae REMICS, 4.5%, 6/25/29

 163,561

 4,445,901

 AAA/Aaa

 Fannie Mae-Aces, 4.92%, 7/25/20

 4,454,953

 86,178

 AAA/Aaa

 Freddie Mac REMICS, 5.0%, 6/15/34

 88,158

 221,863

 0.57

 AAA/Aaa

 Freddie Mac REMICS, Floating Rate Note, 12/15/20

 223,348

 1,117,478

 AAA/Aaa

 Government National Mortgage Association, 3.025%, 2/16/30

 1,122,338

 115,043

 AAA/Aaa

 Government National Mortgage Association, 5.25%, 8/16/35

 130,978

 584,410

 AAA/Aaa

 Government National Mortgage Association, 6.0%, 6/16/32

 657,287

 2,000,000

 4.82

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 1/16/50

 2,107,732

 7,249,549

 0.41

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 11/16/51 (d)

 216,232

 6,336,747

 1.42

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 11/16/52 (d)

 455,682

 251,257

 0.63

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 12/16/29

 253,290

 3,000,000

 5.14

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 12/16/36

 3,170,880

 45,766

 5.12

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 12/16/46

 45,863

 8,892,834

 0.79

 AAA/Aa1

 Government National Mortgage Association, Floating Rate Note, 2/16/52 (d)

 334,442

 1,759,904

 1.03

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 2/16/53 (d)

 146,155

 1,465,301

 1.05

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 3/16/53 (d)

 117,315

 4,961,970

 0.94

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 4/16/51 (d)

 226,717

 5,942,443

 1.05

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 4/16/51 (d)

 279,901

 239,908

 5.78

 NR/Aa1

 Government National Mortgage Association, Floating Rate Note, 6/16/32

 248,318

 6,450,262

 1.25

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 6/16/52 (d)

 414,365

 1,949,380

 1.07

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 9/16/52 (d)

 167,358

 1,555,290

 3.00

 NR/NR

 La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)

 1,631,110

 739,724

 AAA/Aaa

 Vendee Mortgage Trust 2008-1, 5.25%, 1/15/32

 836,769

 1,528,497

 AAA/Aaa

 Vendee Mortgage Trust 2010-1, 4.25%, 2/15/35

 1,637,210

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $23,866,241)

 $

 20,420,789

 CORPORATE BONDS - 11.4%

 Diversified Financials - 11.0%

 Specialized Finance - 10.8%

 600,000

 AA+/Aaa

 Private Export Funding Corp., 2.25%, 12/15/17

 $

 624,847

 1,300,000

 AA+/Aaa

 Private Export Funding Corp., 2.8%, 5/15/22

 1,290,812

 3,420,000

 AA+/Aaa

 Private Export Funding Corp., 4.3%, 12/15/21

 3,814,808

 5,750,000

 AA+/Aaa

 Private Export Funding Corp., 4.375%, 3/15/19

 6,479,309

 1,655,000

 AA+/Aaa

 Private Export Funding Corp., 5.45%, 9/15/17

 1,918,830

 $

 14,128,606

 Investment Banking & Brokerage - 0.2%

 250,000

 NR/Aaa

 North American Development Bank, 2.3%, 10/10/18

 $

 250,406

 Total Diversified Financials

 $

 14,379,012

 Government - 0.4%

 Government - 0.4%

 589,320

 NR/NR

 Helios Leasing I LLC, 2.018%, 5/29/24

 $

 581,726

 Total Government

 $

 581,726

 TOTAL CORPORATE BONDS

 (Cost $14,282,228)

 $

 14,960,738

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 59.7%

 1,365,835

 AAA/Aaa

 Fannie Mae, 3.763%, 12/1/20

 $

 1,464,284

 2,915,227

 AAA/Aaa

 Fannie Mae, 4.0%, 10/1/41

 3,073,564

 4,129,683

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/39

 4,351,621

 2,327,249

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/41

 2,452,755

 118,792

 AAA/Aaa

 Fannie Mae, 4.0%, 9/1/20

 125,994

 40,403

 AAA/Aaa

 Fannie Mae, 4.5%, 11/1/20

 42,988

 1,930,462

 AAA/Aaa

 Fannie Mae, 4.64%, 11/1/14

 1,973,986

 1,088,512

 AAA/Aaa

 Fannie Mae, 4.989%, 6/1/15

 1,139,884

 166,116

 AAA/Aaa

 Fannie Mae, 5.0%, 1/1/20

 178,167

 342,212

 AAA/Aaa

 Fannie Mae, 5.0%, 10/1/34

 371,605

 2,197,582

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/39

 2,386,730

 181,965

 AAA/Aaa

 Fannie Mae, 5.0%, 3/1/23

 195,854

 396,853

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/34

 431,102

 198,161

 AAA/Aaa

 Fannie Mae, 5.0%, 8/1/18

 210,573

 268,198

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/25

 295,033

 70,808

 AAA/Aaa

 Fannie Mae, 5.72%, 11/1/28

 78,497

 69,271

 AAA/Aaa

 Fannie Mae, 5.72%, 6/1/29

 76,828

 66,135

 AAA/Aaa

 Fannie Mae, 5.75%, 3/1/33

 73,520

 36,101

 AAA/Aaa

 Fannie Mae, 5.9%, 11/1/27

 40,109

 39,688

 AAA/Aaa

 Fannie Mae, 5.9%, 2/1/28

 44,094

 97,532

 AAA/Aaa

 Fannie Mae, 5.9%, 4/1/28

 108,366

 446,689

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/34

 494,971

 104,342

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/34

 114,144

 97,980

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/37

 107,023

 142,751

 AAA/Aaa

 Fannie Mae, 6.5%, 11/1/47

 153,315

 171,414

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/32

 193,266

 146,488

 AAA/Aaa

 Fannie Mae, 7.0%, 10/1/19

 162,625

 11,886

 AAA/Aaa

 Fannie Mae, 7.5%, 4/1/15

 12,245

 9,184

 AAA/Aaa

 Fannie Mae, 7.5%, 6/1/15

 9,477

 12,778

 AAA/Aaa

 Fannie Mae, 8.0%, 7/1/15

 13,251

 198,886

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 214,095

 184,000

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 198,071

 34,117

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 1/1/34

 37,213

 136,472

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 149,015

 259,157

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 282,248

 95,289

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 105,477

 19,446

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/16

 20,360

 17,904

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/16

 18,692

 119,147

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 129,970

 36,754

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/36

 40,029

 328,563

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 7/1/38

 358,219

 34,601

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/18

 37,720

 18,053

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 20,509

 76,432

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 82,411

 1,573

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 3/1/14

 1,579

 5,150

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 6/1/31

 5,166

 1,000,000

 AAA/Aaa

 Financing Corp. Fico, 4/6/18 (c)

 934,600

 2,000,000

 AAA/Aaa

 Financing Corp. Fico, 5/11/18 (c)

 1,864,700

 38,109

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 12/15/19

 40,627

 61,899

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/18

 65,955

 124,207

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/20

 132,896

 124,012

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 6/15/19

 132,736

 425,751

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 6/15/25

 454,006

 47,660

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 8/15/19

 51,021

 143,241

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 2/15/19

 152,602

 479,974

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/40

 524,582

 167,890

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 1/15/29

 183,472

 138,203

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/19

 147,407

 111,396

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/33

 123,038

 78,922

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/34

 87,164

 64,116

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/19

 68,762

 42,735

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/31

 46,736

 37,924

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 6/15/18

 40,385

 199,491

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 220,443

 86,278

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/33

 97,373

 25,730

 AAA/Aaa

 Government National Mortgage Association I, 5.72%, 4/15/29

 28,101

 25,790

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/24

 28,484

 44,446

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 49,041

 100,934

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 112,887

 9,669

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/28

 10,729

 25,218

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 28,184

 79,366

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 87,609

 131,946

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 145,621

 92,420

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 101,990

 86,485

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 96,555

 252,516

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 281,378

 18,782

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/32

 21,036

 14,891

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/32

 16,646

 196,419

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/33

 219,551

 111,026

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/37

 122,341

 300,342

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/23

 332,693

 285,402

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 318,386

 467,839

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 523,980

 170,374

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 190,860

 32,577

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 36,415

 140,597

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 157,513

 290,982

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 325,977

 25,760

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 28,795

 126,216

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/29

 140,048

 167,242

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 186,938

 61,619

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 67,983

 227,914

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 255,593

 118,806

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 132,799

 76,783

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/19

 84,609

 64,425

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/19

 70,991

 118,357

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 130,594

 61,429

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 68,663

 49,011

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 54,079

 328,815

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/34

 368,346

 88,307

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/28

 97,751

 30,054

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 33,573

 51,834

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/33

 57,193

 123,747

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/31

 138,348

 110,288

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/34

 122,892

 71,084

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/34

 79,381

 220,394

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/34

 246,464

 276,852

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/38

 305,118

 389,705

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/32

 436,594

 117,966

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/32

 130,141

 37,317

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 41,173

 49,519

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 55,179

 192,966

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/35

 214,999

 4,185

 AAA/Aaa

 Government National Mortgage Association I, 6.25%, 11/15/13

 4,184

 2,843

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/15

 2,869

 59,062

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 66,157

 8,944

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 10,019

 51,350

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/24

 57,518

 35,353

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/28

 40,409

 9,252

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/28

 10,363

 2,668

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 2,988

 141,305

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/31

 158,343

 35,118

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/31

 39,336

 34,195

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/28

 38,303

 36,284

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/29

 41,576

 57,071

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 64,028

 44,412

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 49,795

 33,298

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 37,300

 15,153

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 17,089

 26,565

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 30,905

 31,062

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 35,260

 141,550

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 158,555

 119,046

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/32

 134,315

 28,418

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/17

 29,992

 19,804

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/28

 22,183

 88,231

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/28

 98,830

 121,038

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 135,579

 13,036

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 14,602

 35,302

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 41,074

 57,214

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/33

 64,466

 9,183

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 10,315

 43,666

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 48,911

 23,619

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 27,318

 9,582

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 10,823

 47,626

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 53,347

 34,224

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 38,469

 36,097

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/17

 36,924

 16,518

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/28

 18,965

 30,123

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/29

 33,742

 10,661

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/31

 11,970

 23,355

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 26,161

 18,393

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 20,669

 49,221

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/31

 55,181

 15,531

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 17,415

 9,879

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 11,066

 15,594

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/28

 17,467

 18,642

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/31

 20,881

 49,586

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 55,969

 76,090

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 88,085

 31,550

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/31

 35,404

 26,396

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 29,590

 54,347

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 61,029

 77,556

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 87,180

 111,000

 AAA/Aaa

 Government National Mortgage Association I, 6.75%, 4/15/26

 124,371

 33,201

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 1/15/28

 37,544

 152,777

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 1/15/31

 166,427

 8,525

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 10/15/16

 8,553

 18,735

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/26

 21,765

 74,884

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/29

 85,042

 19,661

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/31

 22,298

 35,195

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 36,557

 43,893

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 45,275

 64,189

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 75,645

 39,487

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 2/15/28

 44,573

 29,374

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 3/15/28

 33,124

 76,402

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 3/15/32

 86,674

 37,033

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/28

 41,732

 47,919

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/29

 54,077

 27,532

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/31

 31,128

 51,146

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/32

 58,102

 74,481

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/29

 83,943

 12,482

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/31

 13,706

 39,297

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/27

 44,716

 6,042

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/29

 6,121

 58,093

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/25

 67,393

 7,509

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/28

 7,607

 42,469

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/28

 49,791

 26,390

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/29

 31,168

 44,562

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/23

 50,007

 118,319

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 9/15/24

 138,549

 57,073

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 9/15/31

 64,693

 59,880

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/23

 67,936

 87,356

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/27

 101,198

 15,134

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/29

 17,315

 17,172

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 11/15/30

 17,696

 5,062

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 12/15/25

 5,310

 39,764

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/27

 45,664

 17,833

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/31

 18,854

 12,444

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 3/15/23

 13,962

 55,247

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 3/15/27

 66,436

 11,118

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 3/15/31

 12,101

 31,777

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 4/15/23

 32,405

 1,985

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 6/15/24

 2,079

 19,107

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 6/15/29

 21,892

 12,768

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/25

 13,202

 1,352

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 1,375

 3,194

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 3,301

 11,414

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 9/15/25

 13,077

 6,086

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 9/15/25

 6,109

 111,081

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 9/15/29

 127,184

 71,138

 AAA/Aaa

 Government National Mortgage Association I, 8.25%, 5/15/20

 76,528

 2,573

 AAA/Aaa

 Government National Mortgage Association I, 8.5%, 8/15/21

 2,607

 12,919

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 1/15/20

 13,444

 2,017

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 12/15/19

 2,272

 201

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 4/15/20

 202

 2,696

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 6/15/22

 2,856

 445

 AAA/Aaa

 Government National Mortgage Association I, 9.0%, 9/15/21

 512

 69,792

 AAA/Aaa

 Government National Mortgage Association II, 5.0%, 1/20/20

 74,374

 183,930

 AAA/Aaa

 Government National Mortgage Association II, 5.0%, 12/20/18

 195,970

 125,853

 AAA/Aaa

 Government National Mortgage Association II, 5.0%, 2/20/19

 134,137

 296,501

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 10/20/37

 325,932

 72,011

 AAA/Aaa

 Government National Mortgage Association II, 5.75%, 4/20/33

 79,657

 71,349

 AAA/Aaa

 Government National Mortgage Association II, 5.75%, 4/20/33

 78,823

 163,961

 AAA/Aaa

 Government National Mortgage Association II, 5.75%, 6/20/33

 181,413

 31,780

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 1/20/28

 35,084

 71,148

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 11/20/27

 77,556

 52,707

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 5/20/28

 57,838

 135,464

 AAA/Aaa

 Government National Mortgage Association II, 5.9%, 7/20/28

 146,557

 164,285

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 1/20/33

 182,740

 41,568

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 10/20/31

 46,229

 195,023

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 10/20/33

 224,007

 87,499

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 12/20/18

 92,929

 115,109

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 6/20/34

 130,777

 26,001

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 7/20/17

 27,282

 51,172

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 7/20/19

 54,854

 95,508

 AAA/Aaa

 Government National Mortgage Association II, 6.45%, 1/20/33

 106,146

 53,140

 AAA/Aaa

 Government National Mortgage Association II, 6.45%, 11/20/32

 59,090

 53,842

 AAA/Aaa

 Government National Mortgage Association II, 6.45%, 7/20/32

 59,829

 47,862

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 1/20/24

 53,451

 73,231

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 10/20/32

 83,304

 83,606

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 3/20/34

 93,294

 24,688

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 4/20/31

 28,013

 18,225

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 6/20/31

 21,040

 82,960

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 8/20/28

 93,425

 19,757

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 1/20/31

 22,848

 16,549

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 11/20/31

 19,442

 11,919

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 2/20/29

 13,471

 9,101

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 3/20/31

 10,592

 17,577

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 5/20/26

 20,324

 36,243

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 6/20/28

 42,325

 40,464

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 7/20/31

 47,818

 35,221

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 8/20/27

 41,161

 11,092

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 12/20/30

 13,461

 17,785

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 5/20/30

 20,434

 5,818

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 6/20/30

 6,741

 17,352

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 7/20/30

 21,154

 18,884

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 8/20/30

 22,287

 15,044

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 3/20/30

 17,866

 36,213

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 4/20/30

 42,617

 68

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 5/20/25

 78

 19,753

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 5/20/30

 23,080

 22,768

 AAA/Aaa

 Government National Mortgage Association II, 8.0%, 6/20/30

 27,310

 9,754

 AAA/Aaa

 Government National Mortgage Association II, 9.0%, 11/20/24

 10,668

 6,050

 AAA/Aaa

 Government National Mortgage Association II, 9.0%, 3/20/22

 6,283

 1,028

 AAA/Aaa

 Government National Mortgage Association II, 9.0%, 4/20/22

 1,049

 2,212

 AAA/Aaa

 Government National Mortgage Association II, 9.0%, 9/20/21

 2,513

 1,156,145

 AA-/Aaa

 New Valley Generation I, 7.299%, 3/15/19

 1,351,557

 1,368,745

 AA-/Aaa

 New Valley Generation V, 4.929%, 1/15/21

 1,461,683

 276,640

 NR/NR

 Small Business Administration Participation Certificates, 6.14%, 1/1/22

 303,597

 2,600,000

 AA+/Aaa

 Tennessee Valley Authority, 5.5%, 6/15/38

 2,954,253

 1,500,000

 AA+/NR

 Tennessee Valley Authority, 6.25%, 12/15/17

 1,790,228

 1,500,000

 AA+/Aaa

 U.S. Treasury Bonds, 3.0%, 5/15/42

 1,329,843

 3,125,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.25%, 5/15/39

 3,508,788

 1,900,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 5/15/38

 2,215,579

 4,000,000

 AA+/Aaa

 U.S. Treasury Notes, 0.625%, 5/31/17

 3,971,248

 2,800,000

 AA+/Aaa

 U.S. Treasury Notes, 0.875%, 12/31/16

 2,818,374

 5,200,000

 AA+/Aaa

 U.S. Treasury Notes, 1.875%, 8/31/17

 5,384,844

 3,500,000

 AA+/Aaa

 U.S. Treasury Notes, 2.625%, 11/15/20

 3,659,960

 5,000,000

 AA+/Aaa

 U.S. Treasury Notes, 4.0%, 8/15/18

 5,649,610

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $76,511,201)

 $

 78,245,225

 FOREIGN GOVERNMENT BONDS - 5.5%

 4,000,000

 AA+/Aaa

 Israel Government AID Bond, 5.5%, 4/26/24

 $

 4,797,172

 2,000,000

 AA+/Aaa

 Israel Government AID Bond, 5.5%, 9/18/23

 2,384,544

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $7,139,740)

 $

 7,181,716

 MUNICIPAL BONDS - 3.4%

 Higher Municipal Education - 2.1%

 100,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 $

 107,389

 400,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 4.5%, 11/15/37

 402,488

 1,000,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 1,114,920

 270,000

 AA/Aa1

 New York State Dormitory Authority Series A, 5.0%, 7/1/40

 286,049

 350,000

 AA+/Aa1

 New York State Dormitory Authority Series C, 5.0%, 7/1/40

 369,204

 200,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 213,248

 210,000

 AA/Aa2

 Pennsylvania State University, 5.0%, 3/1/40

 219,771

 $

 2,713,069

 Municipal Utility District - 0.5%

 600,000

 AAA/Aaa

 Washington Suburban Sanitary Commission, 4.0%, 6/1/30

 $

 605,700

 Municipal Water - 0.1%

 180,000

 AAA/Aaa

 City of Charlotte North Carolina Water & Sewer System Revenue, 5.0%, 7/1/38

 $

 191,081

 Municipal Obligation - 0.7%

 700,000

 AAA/Aaa

 County of Wake North Carolina, 4.0%, 5/1/30

 $

 717,255

 250,000

 AA+/Aa1

 State of Washington, 5.0%, 8/1/39

 262,255

 $

 979,510

 TOTAL MUNICIPAL BONDS

 (Cost $4,505,004)

 $

 4,489,360

 TOTAL INVESTMENT IN SECURITIES - 101.6%

 (Cost $133,665,878) (a)

 $

 133,149,492

 OTHER ASSETS & LIABILITIES - (1.6)%

 $

 (2,085,057)

 $

 131,064,435

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At October 31, 2013, the value of these securities amounted to $3,631,210 or 2.8% of total net assets.

 (a)

 At October 31, 2013, the net unrealized depreciation on investments based on cost for federal income tax purposes of $133,894,322 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 4,160,105

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (4,904,935)

 Net unrealized depreciation

 $

 (744,830)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (d)

 Security represents the interest only portion of payments on a pool of underlying mortgages or mortgage-backed securities.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

  $                           -

  $         7,851,664

  $              -

  $         7,851,664

 Collateralized Mortgage Obligations

                               -

           20,420,789

                  -

           20,420,789

 Corporate Bonds

                               -

           14,960,738

                  -

           14,960,738

 U.S. Government And Agency Obligations

                               -

           78,245,225

                  -

           78,245,225

 Foreign Government Bonds

                               -

             7,181,716

                  -

             7,181,716

 Municipal Bonds

                               -

             4,489,360

                  -

             4,489,360

 Total

  $                           -

  $ 133,149,492

  $              -

  $ 133,149,492

 Other Financial Instruments:

 Unrealized appreciation on futures contracts

  $              (271,443)

  $                       -

  $              -

  $          (271,443)

 Total Other Financial Instruments

  $           (271,443)

  $ 258,447,320

  $              -

  $ 258,175,877

 During the period ended October 31, 2013, there were no transfers between Levels 1, 2 and 3.

 Pioneer Classic Balanced Fund

 Schedule of Investments 10/31/2013

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 PREFERRED STOCKS - 0.6%

 Banks - 0.3%

 Diversified Banks - 0.3%

 13,300

 6.50

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 $

 356,706

 6,000

 6.00

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 163,020

 $

 519,726

 Regional Banks - 0.0% †

 1,000

 6.25

 A-/NR

 CoBank ACB, Floating Rate Note (Perpetual) (144A)

 $

 99,562

 Total Banks

 $

 619,288

 Diversified Financials - 0.0%†

 Other Diversified Financial Services - 0.0%†

 3,000

 7.88

 BB/Ba2

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 82,500

 Total Diversified Financials

 $

 82,500

 Insurance - 0.3%

 Property & Casualty Insurance - 0.3%

 21,025

 5.10

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 1/15/53

 $

 507,964

 Total Insurance

 $

 507,964

 TOTAL PREFERRED STOCKS

 (Cost $1,191,403)

 $

 1,209,752

 CONVERTIBLE PREFERRED STOCKS - 0.4%

 Banks - 0.4%

 Diversified Banks - 0.4%

 700

 BBB+/Baa3

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 797,300

 Total Banks

 $

 797,300

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $730,069)

 $

 797,300

 Shares

 COMMON STOCKS - 62.2%

 Energy - 7.1%

 Oil & Gas Drilling - 0.6%

 19,756

 Ensco Plc

 $

 1,138,933

 Oil & Gas Equipment & Services - 0.7%

 7,421

 Halliburton Co.

 $

 393,536

 11,469

 Schlumberger, Ltd.

 1,074,875

 $

 1,468,411

 Integrated Oil & Gas - 1.0%

 14,247

 BP Plc (A.D.R.)

 $

 662,486

 15,013

 Occidental Petroleum Corp.

 1,442,449

 $

 2,104,935

 Oil & Gas Exploration & Production - 2.9%

 7,940

 Anadarko Petroleum Corp.

 $

 756,603

 11,873

 Apache Corp.

 1,054,322

 15,304

 Cobalt International Energy, Inc. *

 355,206

 9,568

 ConocoPhillips

 701,334

 5,908

 EOG Resources, Inc.

 1,053,987

 15,276

 EQT Corp.

 1,307,778

 21,525

 Marathon Oil Corp.

 758,972

 $

 5,988,202

 Oil & Gas Refining & Marketing - 0.2%

 7,194

 Phillips 66

 $

 463,509

 Oil & Gas Storage & Transportation - 1.7%

 39,619

 Spectra Energy Corp.

 $

 1,409,248

 12,036

 Targa Resources Corp.

 933,512

 31,495

 The Williams Companies, Inc.

 1,124,686

 $

 3,467,446

 Total Energy

 $

 14,631,436

 Materials - 2.6%

 Commodity Chemicals - 0.6%

 18,232

 LyondellBasell Industries NV

 $

 1,360,107

 Diversified Chemicals - 0.2%

 9,726

 The Dow Chemical Co.

 $

 383,885

 Fertilizers & Agricultural Chemicals - 0.6%

 12,559

 Monsanto Co.

 $

 1,317,188

 Specialty Chemicals - 0.5%

 9,685

 Ecolab, Inc.

 $

 1,026,610

 Diversified Metals & Mining - 0.7%

 37,155

 Freeport-McMoRan Copper & Gold, Inc.

 $

 1,365,818

 Total Materials

 $

 5,453,608

 Capital Goods - 5.9%

 Aerospace & Defense - 2.0%

 16,314

 Honeywell International, Inc.

 $

 1,414,913

 26,036

 United Technologies Corp.

 2,766,325

 $

 4,181,238

 Electrical Components & Equipment - 1.2%

 13,393

 Eaton Corp Plc

 $

 945,010

 14,058

 Rockwell Automation, Inc.

 1,552,144

 $

 2,497,154

 Industrial Conglomerates - 1.1%

 82,570

 General Electric Co.

 $

 2,158,380

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 8,696

 Cummins, Inc.

 $

 1,104,566

 Industrial Machinery - 1.1%

 11,438

 Ingersoll-Rand Plc

 $

 772,408

 8,448

 Snap-on, Inc.

 879,183

 10,154

 Timken Co.

 536,233

 $

 2,187,824

 Total Capital Goods

 $

 12,129,162

 Commercial Services & Supplies - 0.3%

 Diversified Support Services - 0.3%

 17,721

 KAR Auction Services, Inc.

 $

 526,668

 Total Commercial Services & Supplies

 $

 526,668

 Transportation - 1.2%

 Air Freight & Logistics - 0.6%

 13,020

 United Parcel Service, Inc. (Class B)

 $

 1,279,085

 Airlines - 0.6%

 47,191

 Delta Air Lines, Inc.

 $

 1,244,899

 Total Transportation

 $

 2,523,984

 Automobiles & Components - 1.0%

 Auto Parts & Equipment - 0.4%

 20,588

 Johnson Controls, Inc.

 $

 950,136

 Automobile Manufacturers - 0.6%

 71,191

 Ford Motor Co.

 $

 1,218,078

 Total Automobiles & Components

 $

 2,168,214

 Consumer Services - 1.4%

 Restaurants - 1.4%

 2,255

 Chipotle Mexican Grill, Inc. *

 $

 1,188,317

 18,164

 McDonald's Corp.

 1,753,189

 $

 2,941,506

 Total Consumer Services

 $

 2,941,506

 Media - 3.1%

 Cable & Satellite - 0.9%

 40,433

 Comcast Corp.

 $

 1,923,802

 Movies & Entertainment - 1.4%

 50,864

 Regal Entertainment Group

 $

 966,925

 18,179

 The Walt Disney Co.

 1,246,898

 8,449

 Time Warner, Inc.

 580,784

 $

 2,794,607

 Publishing - 0.8%

 57,850

 Gannett Co, Inc.

 $

 1,600,710

 Total Media

 $

 6,319,119

 Retailing - 2.2%

 Department Stores - 0.3%

 15,352

 Macy's, Inc.

 $

 707,881

 Apparel Retail - 0.5%

 14,122

 Ross Stores, Inc.

 $

 1,092,337

 Home Improvement Retail - 1.1%

 17,526

 Lowe's Companies, Inc.

 $

 872,444

 17,218

 The Home Depot, Inc.

 1,341,110

 $

 2,213,554

 Specialty Stores - 0.3%

 13,729

 Vitamin Shoppe, Inc. *

 $

 644,027

 Total Retailing

 $

 4,657,799

 Food & Staples Retailing - 1.8%

 Drug Retail - 1.8%

 23,121

 CVS Caremark Corp.

 $

 1,439,513

 38,853

 Walgreen Co.

 2,301,652

 $

 3,741,165

 Total Food & Staples Retailing

 $

 3,741,165

 Food, Beverage & Tobacco - 3.4%

 Soft Drinks - 1.1%

 16,729

 Coca-Cola Enterprises, Inc.

 $

 698,101

 19,440

 PepsiCo, Inc.

 1,634,710

 $

 2,332,811

 Packaged Foods & Meats - 0.8%

 15,384

 Campbell Soup Co.

 $

 654,897

 17,643

 Green Mountain Coffee Roasters, Inc. *

 1,108,157

 $

 1,763,054

 Tobacco - 1.5%

 48,767

 Altria Group, Inc.

 $

 1,815,595

 13,406

 Philip Morris International, Inc.

 1,194,743

 $

 3,010,338

 Total Food, Beverage & Tobacco

 $

 7,106,203

 Household & Personal Products - 0.9%

 Household Products - 0.9%

 11,484

 Colgate-Palmolive Co.

 $

 743,359

 14,576

 The Procter & Gamble Co.

 1,177,012

 $

 1,920,371

 Total Household & Personal Products

 $

 1,920,371

 Health Care Equipment & Services - 1.5%

 Health Care Distributors - 1.1%

 14,487

 McKesson Corp.

 $

 2,264,898

 Managed Health Care - 0.4%

 12,142

 UnitedHealth Group, Inc.

 $

 828,813

 Total Health Care Equipment & Services

 $

 3,093,711

 Pharmaceuticals, Biotechnology & Life Sciences - 7.2%

 Biotechnology - 2.3%

 11,482

 Celgene Corp. *

 $

 1,704,962

 30,598

 Gilead Sciences, Inc. *

 2,172,152

 11,737

 Vertex Pharmaceuticals, Inc. *

 837,318

 $

 4,714,432

 Pharmaceuticals - 4.9%

 15,568

 AbbVie, Inc.

 $

 754,270

 8,858

 Actavis plc *

 1,369,270

 9,095

 AstraZeneca Plc (A.D.R.)

 480,762

 29,612

 Johnson & Johnson

 2,742,367

 12,489

 Merck & Co., Inc.

 563,129

 109,094

 Pfizer, Inc.

 3,347,004

 29,638

 Zoetis, Inc.

 938,339

 $

 10,195,141

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 14,909,573

 Banks - 2.8%

 Diversified Banks - 0.2%

 13,033

 US Bancorp/MN

 $

 486,913

 Regional Banks - 1.9%

 20,755

 BB&T Corp.

 $

 705,047

 70,025

 KeyCorp

 877,413

 32,463

 The PNC Financial Services Group, Inc.

 2,387,004

 $

 3,969,464

 Thrifts & Mortgage Finance - 0.7%

 53,796

 New York Community Bancorp, Inc.

 $

 872,033

 39,871

 People's United Financial, Inc.

 575,339

 $

 1,447,372

 Total Banks

 $

 5,903,749

 Diversified Financials - 4.8%

 Other Diversified Financial Services - 1.6%

 38,519

 Citigroup, Inc.

 $

 1,878,957

 28,197

 JPMorgan Chase & Co.

 1,453,273

 $

 3,332,230

 Consumer Finance - 0.7%

 27,677

 Discover Financial Services, Inc.

 $

 1,435,883

 Asset Management & Custody Banks - 1.7%

 2,080

 Affiliated Managers Group, Inc. *

 $

 410,675

 89,575

 Ares Capital Corp.

 1,555,918

 12,621

 Franklin Resources, Inc.

 679,767

 14,609

 The Carlyle Group LP

 451,710

 9,802

 Walter Investment Management Corp. *

 370,222

 $

 3,468,292

 Investment Banking & Brokerage - 0.8%

 13,713

 Morgan Stanley Co.

 $

 393,974

 8,085

 The Goldman Sachs Group, Inc.

 1,300,553

 $

 1,694,527

 Total Diversified Financials

 $

 9,930,932

 Real Estate - 1.8%

 Residential REIT's - 0.4%

 22,357

 American Campus Communities, Inc.

 $

 772,658

 Specialized REIT's - 1.4%

 92,180

 Chesapeake Lodging Trust

 $

 2,172,683

 15,252

 Plum Creek Timber Co, Inc.

 692,441

 $

 2,865,124

 Total Real Estate

 $

 3,637,782

 Software & Services - 5.1%

 Internet Software & Services - 2.6%

 20,305

 eBay, Inc. *

 $

 1,070,277

 4,195

 Google, Inc. *

 4,323,283

 $

 5,393,560

 Data Processing & Outsourced Services - 0.5%

 4,858

 Visa, Inc.

 $

 955,423

 Application Software - 0.3%

 10,206

 Citrix Systems, Inc. *

 $

 579,497

 Systems Software - 1.7%

 101,296

 Microsoft Corp.

 $

 3,580,814

 Total Software & Services

 $

 10,509,294

 Technology Hardware & Equipment - 4.2%

 Communications Equipment - 2.2%

 42,679

 Cisco Systems, Inc.

 $

 960,278

 6,834

 Motorola Solutions, Inc.

 427,262

 44,381

 Qualcomm, Inc.

 3,083,148

 $

 4,470,688

 Computer Hardware - 1.3%

 5,181

 Apple, Inc.

 $

 2,706,295

 Computer Storage & Peripherals - 0.7%

 59,859

 EMC Corp.

 $

 1,440,806

 Total Technology Hardware & Equipment

 $

 8,617,789

 Semiconductors & Semiconductor Equipment - 2.5%

 Semiconductors - 2.5%

 21,554

 Analog Devices, Inc.

 $

 1,062,612

 40,282

 Intel Corp.

 984,089

 24,836

 Maxim Integrated Products, Inc.

 737,629

 32,056

 Microchip Technology, Inc.

 1,377,126

 20,506

 Xilinx, Inc.

 931,383

 $

 5,092,839

 Total Semiconductors & Semiconductor Equipment

 $

 5,092,839

 Telecommunication Services - 0.8%

 Integrated Telecommunication Services - 0.4%

 22,436

 CenturyLink, Inc.

 $

 759,683

 Wireless Telecommunication Services - 0.4%

 24,981

 Vodafone Group Plc (A.D.R.)

 $

 919,800

 Total Telecommunication Services

 $

 1,679,483

 Utilities - 0.6%

 Gas Utilities - 0.3%

 11,136

 ONEOK, Inc.

 $

 629,184

 Multi-Utilities - 0.3%

 17,182

 Ameren Corp.

 $

 621,645

 Total Utilities

 $

 1,250,829

 TOTAL COMMON STOCKS

 (Cost $97,114,116)

 $

 128,745,216

 Principal Amount ($)

 ASSET BACKED SECURITIES - 1.6%

 Materials - 0.3%

 Diversified Metals & Mining - 0.0%†

 89,047

 BBB+/Baa1

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 4/15/40

 $

 94,693

 Precious Metals & Minerals - 0.1%

 282,205

 AA+/A2

 Credit-Based Asset Servicing and Securitization LLC, 5.028%, 7/25/35 (Step)

 $

 288,321

 Steel - 0.2%

 26

 0.85

 AA+/A3

 Asset Backed Securities Corp. Home Equity, Floating Rate Note, 4/25/35

 $

 26

 8,229

 0.58

 AAA/Aaa

 Home Equity Asset Trust 2005-5, Floating Rate Note, 11/25/35

 8,220

 1,093

 0.45

 AAA/Aa1

 Home Equity Asset Trust 2005-6, Floating Rate Note, 12/25/35

 1,091

 66,904

 AAA/Aaa

 HSBC Home Equity Loan Trust USA 2006-3, 5.63%, 3/20/36 (Step)

 67,147

 265,000

 1.75

 AA-/Baa1

 NovaStar Mortgage Funding Trust Series 2004-3, Floating Rate Note, 12/25/34

 243,949

 $

 320,433

 Total Materials

 $

 703,447

 Banks - 1.0%

 Diversified Banks - 0.0%†

 25,700

 0.26

 NR/Aa1

 Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust, Floating Rate Note, 4/25/37

 $

 25,622

 Thrifts & Mortgage Finance - 1.0%

 250,000

 BBB-/NR

 AmeriCredit Automobile Receivables Trust, 3.82%, 2/10/20 (144A)

 $

 253,146

 370,077

 BB-/B1

 Citicorp Residential Mortgage Trust Series 2006-1, 5.939%, 7/25/36 (Step)

 369,032

 200,000

 AAA/NR

 Nationstar Mortgage Advance Receivables Trust 2013-T2, 1.679%, 6/20/46 (144A)

 199,741

 156,489

 A/NR

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 161,309

 28,276

 0.77

 AA+/Aa1

 Structured Asset Investment Loan Trust 2005-4, Floating Rate Note, 5/25/35

 28,157

 139,444

 0.30

 CCC/Baa3

 Structured Asset Securities Corp Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37

 134,827

 855,610

 A+/NR

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 854,144

 $

 2,000,356

 Total Banks

 $

 2,025,978

 Diversified Financials - 0.3%

 Specialized Finance - 0.2%

 305,000

 0.61

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17

 $

 305,061

 Consumer Finance - 0.1%

 232,185

 NR/Aa3

 California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)

 $

 231,906

 Total Diversified Financials

 $

 536,967

 TOTAL ASSET BACKED SECURITIES

 (Cost $3,246,726)

 $

 3,266,392

 COLLATERALIZED MORTGAGE OBLIGATIONS - 5.3%

 Banks - 2.9%

 Diversified Banks - 0.0%†

 22,303

 3.12

 NR/Ba3

 Banc of America Mortgage 2004-L Trust, Floating Rate Note, 1/25/35

 $

 22,001

 Thrifts & Mortgage Finance - 2.9%

 45,426

 BBB+/Ba3

 Alternative Loan Trust 2004-2CB, 5.125%, 3/25/34

 $

 45,713

 218,557

 CCC/Caa3

 Alternative Loan Trust 2005-1CB, 5.5%, 3/25/35

 189,603

 528,880

 0.47

 AA/NR

 ASG Resecuritization Trust 2010-3, Floating Rate Note, 12/28/45 (144A)

 511,052

 183,525

 A+/Baa2

 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33

 199,372

 360,039

 NR/Baa2

 Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33

 367,220

 284,333

 NR/Ba2

 Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34

 293,795

 12,954

 0.27

 AAA/NR

 Banc of America Funding 2010-R4 Trust, Floating Rate Note, 9/26/46 (144A)

 12,941

 128,406

 2.35

 AA+/Baa2

 Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33

 126,023

 22,787

 AAA/Aaa

 Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 4.705%, 11/11/41

 22,875

 100,000

 4.65

 AA-/A1

 City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)

 101,242

 168,000

 AAA/Aaa

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/15/45

 163,550

 110,040

 BB/Caa3

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32

 105,785

 161,172

 5.71

 B/NR

 GSR Mortgage Loan Trust 2004-3F, Floating Rate Note, 2/25/34

 157,056

 250,000

 AAA/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.616%, 11/15/43 (144A)

 265,402

 312,011

 2.03

 A+/Baa1

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 315,067

 5,622

 1.02

 AAA/Aaa

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A2, Floating Rate Note, 10/25/37 (144A)

 5,612

 119,776

 0.42

 A+/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 106,307

 170,504

 B-/NR

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 174,996

 382,371

 0.45

 A+/Baa2

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 359,089

 821,811

 BBB-/Baa3

 RALI Series 2003-QR24 Trust, 4.0%, 7/25/33

 823,451

 109,214

 0.75

 A+/A2

 RAMP Series 2004-SL1 Trust, Floating Rate Note, 10/25/31

 79,929

 143,491

 BBB/NR

 Residential Asset Securitization Trust 2004-A8, 5.25%, 11/25/34

 146,479

 243,793

 CCC/NR

 Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35

 237,317

 161,816

 3.00

 NR/Aaa

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 153,431

 250,000

 1.48

 AAA/NR

 Starwood Property Mortgage Trust 2013-FV1, Floating Rate Note, 8/11/28 (144A)

 249,862

 350,000

 BB/B1

 Timberstar Trust, 7.53%, 10/15/36 (144A)

 358,465

 319,323

 2.49

 BBB/NR

 WaMu Mortgage Pass-Through Certificates Series 2005-AR3 Trust, Floating Rate Note, 3/25/35

 316,792

 94,514

 BB+/Ba2

 Wells Fargo Mortgage Backed Securities 2005-9 Trust, 5.5%, 10/25/35

 94,479

 $

 5,982,905

 Total Banks

 $

 6,004,906

 Diversified Financials - 1.2%

 Other Diversified Financial Services - 1.1%

 144,720

 5.10

 BBB+/NR

 Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35

 $

 143,471

 61,069

 A+/NR

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 62,642

 333,000

 1.47

 AA-/NR

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/15/26 (144A)

 332,014

 300,000

 5.44

 NR/A2

 LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)

 317,225

 41,110

 2.56

 BBB+/NR

 Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, Floating Rate Note, 2/25/35

 41,110

 21,684

 2.56

 A+/NR

 Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, Floating Rate Note, 2/25/35

 21,660

 136,159

 NR/NR

 ORES NPL 2013-LV2 LLC, 3.081%, 9/25/25 (144A)

 136,179

 596,177

 NR/B1

 RALI Series 2004-QS13 Trust, 5.0%, 9/25/19

 611,749

 116,697

 NR/Baa3

 RALI Series 2004-QS3 Trust, 5.0%, 3/25/19

 120,595

 86,668

 0.77

 BB+/Ba3

 RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34

 82,428

 145,569

 2.93

 BB/Ba2

 Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34

 144,844

 122,546

 2.43

 BBB-/B3

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35

 119,034

 152,713

 2.57

 A+/Ba2

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 9/25/34

 153,062

 $

 2,286,013

 Investment Banking & Brokerage - 0.1%

 206,970

 5.20

 AAA/Aaa

 Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14, Floating Rate Note, 1/12/41

 $

 208,880

 Total Diversified Financials

 $

 2,494,893

 Real Estate - 0.2%

 Mortgage REIT's - 0.2%

 200,000

 BBB/B1

 Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37

 $

 200,946

 109,000

 3.82

 NR/NR

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 106,456

 $

 307,402

 Total Real Estate

 $

 307,402

 Government - 1.0%

 Government - 1.0%

 578

 AAA/Aaa

 Fannie Mae Benchmark REMIC, 5.45%, 12/25/20

 $

 578

 111,490

 0.49

 AAA/Aaa

 Fannie Mae REMICS, Floating Rate Note, 11/25/36

 111,620

 176,430

 3.70

 AAA/Aaa

 Fannie Mae REMICS, Floating Rate Note, 3/25/39

 169,714

 168,805

 0.47

 AAA/Aaa

 Fannie Mae REMICS, Floating Rate Note, 4/25/36

 168,662

 408,875

 0.62

 AAA/Aaa

 Fannie Mae REMICS, Floating Rate Note, 7/25/41

 410,421

 77,198

 0.72

 AAA/Aaa

 Fannie Mae REMICS, Floating Rate Note, 9/25/37

 77,613

 781,550

 AAA/Aaa

 Freddie Mac REMICS, 3.5%, 11/15/25

 798,177

 36,422

 AAA/Aaa

 Freddie Mac REMICS, 5.0%, 6/15/34

 37,259

 88,141

 0.82

 AAA/Aaa

 Freddie Mac REMICS, Floating Rate Note, 2/15/24

 87,945

 183,467

 0.57

 AAA/Aaa

 Freddie Mac REMICS, Floating Rate Note, 5/15/41

 183,627

 63,740

 0.67

 AAA/Aaa

 Government National Mortgage Association, Floating Rate Note, 11/20/30

 64,455

 $

 2,110,071

 Total Government

 $

 2,110,071

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $10,818,729)

 $

 10,917,272

 CORPORATE BONDS - 19.2%

 Energy - 2.8%

 Oil & Gas Drilling - 0.3%

 225,000

 BBB+/Baa1

 Pride International, Inc., 6.875%, 8/15/20

 $

 269,951

 250,000

 BBB-/Baa3

 Transocean, Inc., 6.375%, 12/15/21

 281,667

 $

 551,618

 Oil & Gas Equipment & Services - 0.2%

 355,000

 BBB-/Baa2

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 $

 452,954

 Integrated Oil & Gas - 0.1%

 175,000

 BBB/Baa2

 Ecopetrol SA, 4.25%, 9/18/18

 $

 183,750

 Oil & Gas Exploration & Production - 0.3%

 200,000

 NR/A1

 Dolphin Energy, Ltd., 5.5%, 12/15/21 (144A)

 $

 221,750

 400,000

 BBB-/Baa3

 Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)

 380,500

 $

 602,250

 Oil & Gas Refining & Marketing - 0.6%

 300,000

 BBB/Baa2

 GS Caltex Corp., 3.25%, 10/1/18 (144A)

 $

 302,696

 360,000

 A/A2

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 414,616

 370,000

 BBB/Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 482,968

 $

 1,200,280

 Oil & Gas Storage & Transportation - 1.2%

 90,000

 BBB-/Baa2

 Boardwalk Pipelines LP, 5.5%, 2/1/17

 $

 98,373

 125,000

 BBB-/Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 141,968

 385,000

 BBB-/Baa2

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 491,029

 250,000

 5.85

 BB/Baa3

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 233,750

 400,000

 7.00

 BBB-/Baa2

 Enterprise Products Operating LLC, Floating Rate Note, 6/1/67

 416,000

 425,000

 A/A3

 Questar Pipeline Co., 5.83%, 2/1/18

 490,827

 200,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 234,218

 242,000

 BBB-/Baa3

 The Williams Companies, Inc., 7.75%, 6/15/31

 274,355

 200,000

 6.35

 BBB/Baa1

 TransCanada PipeLines, Ltd., Floating Rate Note, 5/15/67

 207,707

 $

 2,588,227

 Coal & Consumable Fuels - 0.1%

 250,000

 AA-/A1

 Corp Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)

 $

 253,019

 Total Energy

 $

 5,832,098

 Materials - 0.8%

 Specialty Chemicals - 0.1%

 200,000

 BBB-/Baa2

 Cytec Industries, Inc., 3.5%, 4/1/23

 $

 188,712

 Construction Materials - 0.1%

 125,000

 BBB/Baa2

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 $

 142,968

 Diversified Metals & Mining - 0.3%

 350,000

 BB+/Ba1

 Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)

 $

 299,765

 425,000

 A-/Baa2

 Vale Canada, Ltd., 7.2%, 9/15/32

 453,843

 $

 753,608

 Steel - 0.3%

 195,000

 BB+/Ba2

 Commercial Metals Co., 7.35%, 8/15/18

 $

 222,300

 200,000

 BBB/Baa2

 Glencore Funding LLC, 4.125%, 5/30/23 (144A)

 190,126

 200,000

 BBB/NR

 Samarco Mineracao SA, 5.75%, 10/24/23 (144A)

 200,000

 $

 612,426

 Total Materials

 $

 1,697,714

 Capital Goods - 0.6%

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 250,000

 A/A3

 Cummins, Inc., 5.65%, 3/1/98

 $

 242,888

 130,000

 A/A3

 Cummins, Inc., 6.75%, 2/15/27

 152,378

 250,000

 BBB-/Baa3

 Wabtec Corp. Delaware, 4.375%, 8/15/23

 255,504

 $

 650,770

 Industrial Machinery - 0.1%

 150,000

 BBB/Baa2

 Valmont Industries, Inc., 6.625%, 4/20/20

 $

 172,274

 Trading Companies & Distributors - 0.2%

 375,000

 BB+/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 404,062

 Total Capital Goods

 $

 1,227,106

 Transportation - 0.1%

 Airlines - 0.0%†

 4,443

 BBB+/Baa2

 Continental Airlines 1998-1 Class A Pass Through Trust, 6.648%, 9/15/17

 $

 4,669

 82,132

 A/Baa1

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 88,086

 $

 92,755

 Railroads - 0.1%

 150,000

 BBB+/A3

 Burlington Northern Santa Fe LLC, 5.15%, 9/1/43

 $

 154,455

 Total Transportation

 $

 247,210

 Automobiles & Components - 0.0%†

 Automobile Manufacturers - 0.0%†

 55,000

 BBB+/Baa1

 Hyundai Motor Manufacturing Czech s.r.o., 4.5%, 4/15/15 (144A)

 $

 57,327

 Total Automobiles & Components

 $

 57,327

 Consumer Services - 0.5%

 Hotels, Resorts & Cruise Lines - 0.0%†

 120,000

 BBB/Baa2

 Marriott International, Inc. Delaware, 3.375%, 10/15/20

 $

 120,717

 Education Services - 0.5%

 250,000

 AAA/Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 $

 296,872

 300,000

 AAA/Aaa

 The Board of Trustees of The Leland Stanford Junior University, 4.75%, 5/1/19

 344,325

 250,000

 A+/A1

 The George Washington University, 1.827%, 9/15/17

 245,605

 137,000

 A+/A1

 The George Washington University, 3.485%, 9/15/22

 135,366

 $

 1,022,168

 Total Consumer Services

 $

 1,142,885

 Media - 0.5%

 Broadcasting - 0.3%

 512,000

 BBB+/Baa1

 News America, Inc., 7.3%, 4/30/28

 $

 608,698

 Cable & Satellite - 0.2%

 125,000

 BBB+/Baa1

 British Sky Broadcasting Group Plc, 6.1%, 2/15/18 (144A)

 $

 143,799

 100,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.25%, 4/1/19

 117,230

 50,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.75%, 2/14/19

 59,587

 $

 320,616

 Publishing - 0.0%†

 95,000

 BBB+/Baa2

 Thomson Reuters Corp., 0.875%, 5/23/16

 $

 94,544

 Total Media

 $

 1,023,858

 Food & Staples Retailing - 0.2%

 Drug Retail - 0.2%

 178,760

 BBB+/Baa1

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 $

 195,845

 116,589

 BBB+/Baa1

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 126,702

 $

 322,547

 Total Food & Staples Retailing

 $

 322,547

 Food, Beverage & Tobacco - 0.4%

 Brewers - 0.1%

 55,000

 A/A3

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 69,653

 Agricultural Products - 0.2%

 410,000

 BBB/Baa2

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 443,125

 Packaged Foods & Meats - 0.1%

 250,000

 BBB/Baa2

 Kraft Foods Group, Inc., 3.5%, 6/6/22

 $

 248,650

 Total Food, Beverage & Tobacco

 $

 761,428

 Household & Personal Products - 0.2%

 Household Products - 0.1%

 200,000

 A+/A1

 Reckitt Benckiser Treasury Services Plc, 2.125%, 9/21/18 (144A)

 $

 201,797

 Personal Products - 0.1%

 200,000

 BBB-/Baa2

 Avon Products, Inc., 5.0%, 3/15/23

 $

 204,592

 Total Household & Personal Products

 $

 406,389

 Health Care Equipment & Services - 0.1%

 Health Care Equipment - 0.1%

 150,000

 BBB-/Baa3

 Boston Scientific Corp., 2.65%, 10/1/18

 $

 151,226

 Managed Health Care - 0.0%†

 100,000

 A-/Baa2

 WellPoint, Inc., 3.3%, 1/15/23

 $

 96,197

 Total Health Care Equipment & Services

 $

 247,423

 Banks - 1.9%

 Diversified Banks - 1.0%

 200,000

 AA-/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22

 $

 203,557

 300,000

 A+/Aa3

 Export-Import Bank of Korea, 2.875%, 9/17/18

 305,245

 200,000

 A+/Aa3

 HSBC Holdings Plc, 4.875%, 1/14/22

 219,380

 250,000

 BBB/Baa2

 Intesa Sanpaolo S.p.A., 3.125%, 1/15/16

 254,943

 200,000

 BBB/Baa2

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 220,040

 250,000

 BBB/Baa2

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 277,850

 250,000

 A/Baa1

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 251,400

 150,000

 AA-/Aa3

 Royal Bank of Canada, 1.45%, 9/9/16

 152,242

 200,000

 A/A3

 Wells Fargo & Co., 4.125%, 8/15/23

 200,017

 $

 2,084,674

 Regional Banks - 0.9%

 138,000

 A-/A2

 BB&T Corp., 1.6%, 8/15/17

 $

 137,944

 250,000

 A/A2

 HSBC Bank USA NA New York NY, 6.0%, 8/9/17

 285,746

 600,000

 BBB-/Baa2

 Sovereign Bank, 8.75%, 5/30/18

 716,785

 600,000

 6.75

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 633,000

 $

 1,773,475

 Total Banks

 $

 3,858,149

 Diversified Financials - 3.0%

 Other Diversified Financial Services - 1.5%

 290,000

 BBB+/Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 329,338

 400,000

 A-/NR

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 375,899

 250,000

 AA+/A1

 General Electric Capital Corp., 5.625%, 9/15/17

 287,111

 420,000

 AA+/A1

 General Electric Capital Corp., 6.75%, 3/15/32

 514,141

 100,000

 BBB+/Baa1

 Hyundai Capital Services, Inc., 6.0%, 5/5/15 (144A)

 106,809

 1,300,000

 5.15

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note, 12/29/49 (Perpetual)

 1,176,500

 300,000

 A-/NR

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 280,728

 $

 3,070,526

 Specialized Finance - 0.1%

 200,000

 BBB+/Baa1

 BM&FBovespa SA, 5.5%, 7/16/20 (144A)

 $

 208,800

 Consumer Finance - 0.5%

 360,000

 BBB/Baa1

 Capital One Bank USA NA, 8.8%, 7/15/19

 $

 464,574

 150,000

 BBB/Baa1

 Capital One Financial Corp., 2.15%, 3/23/15

 152,515

 70,000

 BBB+/A3

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 73,048

 265,000

 4.00

 BBB-/Ba1

 SLM Corp., Floating Rate Note, 7/25/14

 265,294

 $

 955,431

 Asset Management & Custody Banks - 0.1%

 100,000

 AA-/A1

 Franklin Resources, Inc., 3.125%, 5/20/15

 $

 103,591

 250,000

 4.50

 BBB/Baa1

 The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)

 228,125

 $

 331,716

 Investment Banking & Brokerage - 0.8%

 385,000

 BBB/Baa3

 Jefferies Group LLC, 6.875%, 4/15/21

 $

 435,050

 235,000

 BBB/A3

 Macquarie Group, Ltd., 7.625%, 8/13/19 (144A)

 279,575

 250,000

 BBB+/Baa2

 Morgan Stanley, 4.1%, 5/22/23

 241,487

 250,000

 BBB/Baa2

 Raymond James Financial, Inc., 5.625%, 4/1/24

 265,814

 425,000

 NR/Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)

 415,349

 $

 1,637,275

 Total Diversified Financials

 $

 6,203,748

 Insurance - 3.7%

 Insurance Brokers - 0.1%

 250,000

 BBB-/Baa3

 Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)

 $

 290,390

 Life & Health Insurance - 0.9%

 280,000

 6.05

 BBB/Baa3

 Lincoln National Corp., Floating Rate Note, 4/20/67

 $

 277,900

 365,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/39

 544,762

 220,000

 BBB+/A3

 Principal Financial Group, Inc., 3.3%, 9/15/22

 215,953

 335,000

 A-/Baa2

 Protective Life Corp., 7.375%, 10/15/19

 407,103

 200,000

 5.62

 BBB+/Baa2

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 199,250

 150,000

 5.88

 BBB+/Baa2

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 152,250

 $

 1,797,218

 Multi-line Insurance - 0.6%

 250,000

 BBB/A3

 AXA SA, 8.6%, 12/15/30

 $

 304,310

 250,000

 BBB-/Baa3

 Genworth Holdings, Inc., 7.625%, 9/24/21

 306,522

 500,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 518,302

 $

 1,129,134

 Property & Casualty Insurance - 0.7%

 200,000

 BBB-/Baa2

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 $

 201,124

 250,000

 6.80

 BBB/Baa3

 QBE Capital Funding II LP, Floating Rate Note (Perpetual) (144A)

 252,500

 200,000

 A-/Baa1

 QBE Insurance Group, Ltd., 2.4%, 5/1/18 (144A)

 196,307

 400,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 457,710

 100,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.625%, 10/15/25

 122,140

 250,000

 6.50

 BBB/Ba1

 XL Group Plc, Floating Rate Note (Perpetual)

 245,250

 $

 1,475,031

 Reinsurance - 1.4%

 200,000

 6.38

 NR/NR

 Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24

 $

 207,250

 250,000

 0.00

 BB-/NR

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 253,075

 260,000

 BBB/NR

 Montpelier Re Holdings, Ltd., 4.7%, 10/15/22

 262,009

 250,000

 0.00

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 264,275

 450,000

 BBB/NR

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 508,626

 265,000

 6.75

 BBB-/Baa3

 Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65

 260,362

 250,000

 0.00

 BB/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 250,800

 280,000

 BBB/Baa3

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 308,771

 250,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)

 257,299

 240,000

 BBB+/Baa2

 Validus Holdings, Ltd., 8.875%, 1/26/40

 312,513

 $

 2,884,980

 Total Insurance

 $

 7,576,753

 Real Estate - 1.2%

 Diversified REIT's - 0.1%

 60,000

 BBB/Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 $

 65,726

 250,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.0%, 3/22/22 (144A)

 275,133

 $

 340,859

 Industrial REIT's - 0.1%

 200,000

 BBB-/Baa2

 DCT Industrial Operating Partnership LP, 4.5%, 10/15/23 (144A)

 $

 201,042

 Office REIT's - 0.4%

 110,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 $

 112,682

 65,000

 BBB-/Baa3

 BioMed Realty LP, 4.25%, 7/15/22

 63,868

 260,000

 BBB-/Baa3

 Corporate Office Properties LP, 3.6%, 5/15/23

 239,302

 250,000

 BBB/Baa2

 Highwoods Realty LP, 3.625%, 1/15/23

 235,226

 85,000

 BBB/Baa2

 Mack-Cali Realty LP, 4.5%, 4/18/22

 85,151

 50,000

 BBB/Baa2

 Mack-Cali Realty LP, 7.75%, 8/15/19

 60,905

 $

 797,134

 Specialized REIT's - 0.6%

 50,000

 BBB-/Baa3

 CubeSmart LP, 4.8%, 7/15/22

 $

 52,683

 200,000

 BBB/Baa2

 Health Care Real Estate Investment Trust, Inc., 4.5%, 1/15/24

 202,463

 210,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 236,560

 250,000

 BBB-/Baa2

 Hospitality Properties Trust, 5.0%, 8/15/22

 255,192

 382,000

 BBB-/Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 426,522

 $

 1,173,420

 Total Real Estate

 $

 2,512,455

 Software & Services - 0.0%†

 Data Processing & Outsourced Services - 0.0%†

 44,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $

 46,860

 Total Software & Services

 $

 46,860

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductor Equipment - 0.1%

 185,000

 BBB/Baa1

 KLA-Tencor Corp., 6.9%, 5/1/18

 $

 219,439

 Semiconductors - 0.1%

 250,000

 BBB+/NR

 Altera Corp., 2.5%, 11/15/18

 $

 248,699

 Total Semiconductors & Semiconductor Equipment

 $

 468,138

 Telecommunication Services - 1.1%

 Integrated Telecommunication Services - 0.7%

 225,000

 NR/A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)

 $

 237,983

 350,000

 BBB/Baa2

 Telefonica Emisiones SAU, 5.462%, 2/16/21

 370,830

 300,000

 BBB/Baa2

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 338,351

 350,000

 BBB+/Baa1

 Verizon Communications, Inc., 6.55%, 9/15/43

 406,074

 97,000

 BBB+/Baa1

 Verizon Communications, Inc., 8.75%, 11/1/18

 125,053

 $

 1,478,291

 Wireless Telecommunication Services - 0.4%

 240,000

 NR/A2

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 258,144

 250,000

 NR/A2

 Crown Castle Towers LLC, 5.495%, 1/15/17 (144A)

 276,275

 140,000

 NR/A2

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 159,314

 100,000

 NR/NR

 WCP ISSUER LLC, 6.657%, 8/15/20 (144A)

 102,355

 $

 796,088

 Total Telecommunication Services

 $

 2,274,379

 Utilities - 1.9%

 Electric Utilities - 1.0%

 225,000

 A-/A3

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 263,446

 250,000

 5.25

 BBB+/A3

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 245,750

 270,000

 BBB/Baa2

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 289,678

 200,000

 8.75

 NR/Ba1

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 216,660

 93,883

 BB/Baa3

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 91,105

 25,269

 B-/Ba2

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 21,984

 200,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 6.7%, 2/10/17 (144A)

 216,000

 200,000

 BB+/Baa3

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 223,000

 125,000

 BBB+/A3

 Nevada Power Co., 6.5%, 8/1/18

 150,363

 91,972

 NR/NR

 Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 90,132

 275,000

 BBB/Baa3

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 331,310

 $

 2,139,428

 Gas Utilities - 0.1%

 250,000

 A+/Aa3

 Southern California Gas Co., 5.125%, 11/15/40

 $

 277,798

 Multi-Utilities - 0.4%

 615,000

 BBB+/Baa1

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 $

 695,968

 Independent Power Producers & Energy Traders - 0.4%

 86,991

 BBB-/NR

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 90,279

 400,000

 BBB/Baa2

 Exelon Generation Co LLC, 5.35%, 1/15/14

 403,683

 223,000

 BB+/Ba1

 NSG Holdings LLC, 7.75%, 12/15/25 (144A)

 236,938

 $

 730,900

 Total Utilities

 $

 3,844,094

 TOTAL CORPORATE BONDS

 (Cost $36,833,459)

 $

 39,750,561

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.7%

 179,777

 AAA/Aaa

 Fannie Mae, 4.0%, 1/1/41

 $

 189,606

 557,358

 AAA/Aaa

 Fannie Mae, 4.0%, 2/1/41

 587,596

 1,137,311

 AAA/Aaa

 Fannie Mae, 4.0%, 7/1/43

 1,198,919

 485,156

 AAA/Aaa

 Fannie Mae, 4.0%, 8/1/43

 511,621

 61,552

 AAA/Aaa

 Fannie Mae, 4.5%, 11/1/20

 65,496

 767,490

 AAA/Aaa

 Fannie Mae, 4.5%, 4/1/41

 822,543

 15,695

 AAA/Aaa

 Fannie Mae, 5.0%, 12/1/17

 16,667

 56,202

 AAA/Aaa

 Fannie Mae, 5.0%, 5/1/18

 59,633

 86,011

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/37

 93,344

 236,219

 AAA/Aaa

 Fannie Mae, 5.5%, 10/1/35

 257,693

 32,156

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/34

 35,096

 125,923

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/35

 137,314

 128,780

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/35

 140,431

 11,670

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/18

 12,313

 136,005

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/23

 148,033

 14,270

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/34

 15,551

 117,037

 AAA/Aaa

 Fannie Mae, 5.5%, 5/1/37

 127,481

 433,866

 AAA/Aaa

 Fannie Mae, 5.5%, 5/1/38

 472,419

 7,443

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/23

 8,108

 5,729

 AAA/Aaa

 Fannie Mae, 5.5%, 8/1/14

 5,761

 6,636

 AAA/Aaa

 Fannie Mae, 5.5%, 9/1/17

 7,041

 7,000

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/29

 7,768

 73,834

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/37

 80,648

 55,529

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/33

 60,758

 44,448

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/37

 48,550

 10,186

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 11,293

 6,714

 AAA/Aaa

 Fannie Mae, 6.0%, 8/1/32

 7,435

 2,287

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/29

 2,538

 486

 AAA/Aaa

 Fannie Mae, 6.5%, 1/1/15

 495

 18,924

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/32

 21,379

 28,980

 AAA/Aaa

 Fannie Mae, 6.5%, 12/1/21

 32,021

 33,104

 AAA/Aaa

 Fannie Mae, 6.5%, 4/1/29

 37,465

 59,184

 AAA/Aaa

 Fannie Mae, 6.5%, 5/1/32

 66,885

 6,406

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/29

 7,069

 42,107

 AAA/Aaa

 Fannie Mae, 6.5%, 9/1/32

 47,332

 52,188

 AAA/Aaa

 Fannie Mae, 7.0%, 1/1/36

 55,118

 45,777

 AAA/Aaa

 Fannie Mae, 7.0%, 10/1/19

 50,820

 1,360

 AAA/Aaa

 Fannie Mae, 8.0%, 10/1/30

 1,638

 3,443

 AAA/Aaa

 Fannie Mae, 8.0%, 2/1/29

 3,960

 6,617

 AAA/Aaa

 Fannie Mae, 8.0%, 3/1/31

 7,839

 1,569

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/20

 1,750

 485

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/30

 569

 425

 AAA/Aaa

 Fannie Mae, 8.0%, 5/1/31

 490

 581

 AAA/Aaa

 Fannie Mae, 8.0%, 7/1/30

 679

 511,659

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/41

 537,048

 254,362

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/40

 266,838

 413,227

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 5/1/40

 440,630

 403,372

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 5/1/41

 430,970

 285,263

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/40

 304,475

 172,025

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 8/1/34

 184,124

 65,759

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 71,182

 148,628

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 8/1/37

 159,994

 15,959

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16

 16,752

 59,973

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 65,178

 62,515

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 68,085

 97,865

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 10/1/38

 106,584

 75,638

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 82,497

 24,814

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 28,856

 76,040

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 81,988

 117,086

 2.14

 AAA/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/35

 123,158

 115,044

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 2/15/18

 122,507

 109,277

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 2/15/18

 116,378

 27,358

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 30,130

 30,010

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/33

 33,869

 35,660

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/33

 39,770

 20

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/14

 20

 43,994

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 49,022

 268,129

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/38

 296,520

 33,585

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/28

 38,389

 52,800

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/32

 60,487

 61,959

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 69,441

 55,908

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/33

 62,928

 52,029

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 58,307

 3,744

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/28

 4,237

 735

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/28

 865

 3,528

 AAA/Aaa

 Government National Mortgage Association I, 8.0%, 2/15/30

 3,600

 77,745

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 2/20/34

 86,872

 171,578

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 4/20/35

 189,511

 105,868

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 11/20/28

 119,436

 3,944

 AAA/Aaa

 Government National Mortgage Association II, 7.5%, 9/20/29

 4,668

 250,000

 AA+/Aaa

 U.S. Treasury Bonds, 3.125%, 2/15/43

 226,406

 670,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.25%, 11/15/28

 843,677

 350,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.375%, 2/15/31

 449,914

 100,000

 AA+/Aaa

 U.S. Treasury Notes, 2.625%, 11/15/20

 104,570

 165,000

 AA+/Aaa

 U.S. Treasury Notes, 3.125%, 5/15/19

 179,502

 115,000

 AA+/Aaa

 U.S. Treasury Notes, 3.375%, 11/15/19

 126,689

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $11,249,576)

 $

 11,753,239

 FOREIGN GOVERNMENT BONDS - 0.0%†

 EURO

 75,000

 NR/Baa2

 Italy Buoni Poliennali Del Tesoro, 4.75%, 8/1/23 (144A) (144A)

 $

 109,118

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $97,526)

 $

 109,118

 MUNICIPAL BONDS - 1.8%

 Municipal Airport - 0.4%

 250,000

 BBB/Baa1

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 277,062

 400,000

 A/A2

 Massachusetts Port Authority, 5.0%, 7/1/16

 433,828

 $

 710,890

 Municipal General - 0.1%

 100,000

 BBB-/Baa2

 Central Texas Regional Mobility Authority, 0.0%, 1/1/25 (c)

 $

 55,397

 200,000

 AA/A2

 JobsOhio Beverage System, 3.985%, 1/1/29

 187,466

 $

 242,863

 Municipa Higher Education - 0.9%

 150,000

 AA+/Aa1

 Massachusetts Development Finance Agency, 5.0%, 7/1/43

 $

 158,955

 600,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 668,952

 100,000

 AAA/Aaa

 Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39

 105,876

 550,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 586,432

 200,000

 AA/Aa1

 University of California, 4.062%, 5/15/33

 183,560

 100,000

 AA/Aa1

 Virginia College Building Authority, 4.0%, 9/1/26

 105,846

 $

 1,809,621

 Municipal Medical - 0.0%†

 100,000

 AAA/Aaa

 Missouri State Health & Educational Facilities Authority, 3.685%, 2/15/47

 $

 86,844

 Municipal Utility District - 0.1%

 150,000

 AAA/Aaa

 Washington Suburban Sanitary Commission, 4.0%, 6/1/30

 $

 151,425

 Municipal Power - 0.1%

 250,000

 AA-/Aa1

 Energy Northwest, 5.0%, 7/1/35

 $

 263,275

 Municipal Water - 0.1%

 150,000

 AA+/Aa2

 County of King Washington Sewer Revenue, 4.25%, 1/1/36

 $

 148,293

 Municipal Obligation - 0.1%

 250,000

 AAA/Aaa

 City of Irving Texas, 4.0%, 9/15/27

 $

 260,538

 TOTAL MUNICIPAL BONDS

 (Cost $3,683,520)

 $

 3,673,749

 SENIOR FLOATING RATE LOAN INTERESTS - 0.6% **

 Transportation - 0.1%

 Trucking - 0.1%

 115,579

 4.00

 BB/Ba2

 Swift Transportation Co. LLC, Tranche B-2 Term Loan (2013), 12/21/17

 $

 116,532

 Total Transportation

 $

 116,532

 Media - 0.0%†

 Broadcasting - 0.0%†

 75,000

 0.00

 NR/Ba1

 Sinclair Broadcast Group, Inc., New Tranche B Term Loan, 10/29/16

 $

 74,171

 Total Media

 $

 74,171

 Retailing - 0.2%

 Automotive Retail - 0.2%

 488,750

 4.25

 BB/Ba1

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 493,806

 Total Retailing

 $

 493,806

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 168,751

 3.25

 NR/Baa2

 Kasima LLC, Term Loan, 5/16/21

 $

 168,223

 Total Diversified Financials

 $

 168,223

 Technology Hardware & Equipment - 0.2%

 Communications Equipment - 0.2%

 486,272

 3.75

 BB+/Ba2

 CommScope, Inc., Tranche 2 Term Loan, 1/14/18

 $

 487,944

 Total Technology Hardware & Equipment

 $

 487,944

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $1,332,988)

 $

 1,340,676

 TEMPORARY CASH INVESTMENTS - 2.1%

 Repurchase Agreements - 2.1%

 4,245,000

 DeutscheBank, 0.12%, dated 10/31/13, repurchase price of

 $4,245,000 plus accrued interest on 11/1/13 collateralized by the following:

 $1,406,619 Freddie Mac Giant, 3.5-4.0%, 9/1/33-9/1/43

 $452,453 Federal Home Loan Mortgage Corp., 3.532-3.561%, 3/1/41-5/1/42

 $1,342,817 Federal National Mortgage Association, 2.5-4.0%, 10/1/25-4/1/42

 $1,128,011 Government National Mortgage Association II, 3.5-5.0%, 9/20/40-4/20/43

 $

 4,245,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $4,245,000)

 $

 4,245,000

 TOTAL INVESTMENT IN SECURITIES - 99.5%

 (Cost $170,543,112) (a)

 $

 205,808,275

 OTHER ASSETS & LIABILITIES - 0.5%

 $

 1,041,977

 TOTAL NET ASSETS - 100.0%

 $

 206,850,252

 *

 Non-income producing security.

 †

 Amount rounds to less than 0.1%

 NR

 Not rated by either S&P or Moody's.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At October 31, 2013, the value of these securities amounted to $18,170,376 or 8.8% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At October 31, 2013, the net unrealized appreciation on investments based on cost for federal income tax purposes of $170,875,105 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 36,160,508

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (1,227,337)

 Net unrealized appreciation

 $

 34,933,170

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EURO

 Euro

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

  $         1,110,190

  $           99,562

  $              -

  $         1,209,752

 Convertible Preferred Stocks

                797,300

                         -

                  -

                797,300

 Common Stocks

         128,745,216

                         -

                  -

         128,745,216

 Asset Backed Securities

                           -

          3,266,392

                  -

             3,266,392

 Collateralized Mortgage Obligations

                           -

        10,917,272

                  -

           10,917,272

 Corporate Bonds

                           -

        39,750,561

                  -

           39,750,561

 U.S. Government And Agency Obligations

                           -

        11,753,239

                  -

           11,753,239

 Foreign Government Bonds

                           -

             109,118

                  -

                109,118

 Municipal Bonds

                           -

          3,673,749

                  -

             3,673,749

 Senior Floating Rate Loan Interests

                           -

          1,340,676

                  -

             1,340,676

 Repurchase Agreements

                           -

          4,245,000

                  -

             4,245,000

 Total

  $     130,652,706

  $    75,155,569

  $              -

  $     205,808,275

 Other Financial Instruments:

 Unrealized appreciation on futures contracts

  $              28,219

  $                     -

  $              -

  $              28,219

 Total Other Financial Instruments

  $ 130,680,925

  $ 96,277,351

  $              -

  $ 226,958,276

 During the period ended October 31, 2013, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 30, 2013

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date December 30, 2013

* Print the name and title of each signing officer under his or her signature.